August 29, 2000

Dear Valued Customer:

Enclosed are Semiannual Reports for the underlying investment portfolios available as investment options in your SAFECO variable product.* This consolidated report is for the period ended June 30, 2000. Not all investment portfolios in this report are available in all contracts/policies.

We invite you to visit us on the World Wide Web at WWW.SAFECO.COM to experience how SAFECO is rapidly expanding its Internet services to provide timely information and self-service convenience. In addition to other helpful information, monthly performance updates for some of our variable products are now available online.

As always, SAFECO is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

Sincerely,

/s/ Randall H. Talbot

Randall H. Talbot
President
SAFECO Life & Investments ("SAFECO")
    SAFECO Life Insurance Company
    First SAFECO National Life Insurance Company of New York

*Variable products include: Resource B, Spinnaker-Registered Trademark-, Spinnaker-Registered Trademark- Plus, NY Spinnaker-Registered Trademark-, NY Spinnaker-Registered Trademark- Plus, Mainsail,
ENHANCED Accumulation Life-Registered Trademark- and PREMIER Accumulation Life-Registered Trademark-.

                               SEMIANNUAL REPORT

                                 JUNE 30, 2000

                          SAFECO RESOURCE SERIES TRUST

                                   ----------

Equity Portfolio .................. 2
Growth Opportunities Portfolio .... 6
Northwest Portfolio .............. 10
Small Company Value Portfolio .... 14
Bond Portfolio ................... 18
Money Market Portfolio ........... 22

                           [SAFECO MUTUAL FUNDS LOGO]

                       REPORT FROM THE PORTFOLIO MANAGER
                          SAFECO RST EQUITY PORTFOLIO
                                 June 30, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO RST Equity Portfolio beat the S&P in second quarter 2000, but lagged behind when compared to the year-to-date and last twelve months. It's six-month and one-year underperformance is a hangover from being underweighted in technology, which we have rectified, and the first quarter halving of Procter & Gamble's share price on missed earnings.
   Two major purchases I made in the first quarter--Washington Mutual for its value and Pfizer for its earnings growth--gained handsomely in the second.
   At June 30, the Portfolio was slightly overweighted in financials due to 30+% gains in Washington Mutual. We will trim shares as the stock climbs, which we expect it to do. Pfizer, one of the fastest growing companies in the health care sector, completed its merger with Warner Lambert and gained over 20% in the second quarter.

   I typically add to existing positions when I think they are cheap and sell down positions when they appear to be high priced. In the second quarter, I bought lower-cost shares in Procter & Gamble and Worldcom and sold higher-cost shares. Intending to make more of these trades, I added to May Department
Stores and CenturyTel.
   The remaining purchases were concentrated in the technology area, principally Microsoft. Having declined on uncertainties surrounding its anti-trust case, this seemed a prudent way to add to our tech holdings. The remaining sales, which eliminated Anheuser Busch and Best Foods from the portfolio were made to reduce the weighting in consumer staples.
   My long-term goal for the RST Equity Portfolio is to approximate returns of the S&P 500. Along the way, I hope to provide consis-
                            [PHOTO OF RICH MEAGLEY]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2000

                             6 MONTHS  1 YEAR   5 YEAR  10 YEAR
SAFECO RST Equity Portfolio   (2.90)%  (3.64)%  18.45%   16.91%
S&P 500 Index                 (0.43)%    7.24%  23.79%   17.78%

INVESTMENT VALUE  SAFECO RST EQUITY PORTFOLIO:  S&P 500 INDEX:
6/90                                   $10,000         $10,000
7/90                                   $10,024          $9,968
8/90                                    $9,141          $9,068
9/90                                    $8,731          $8,627
10/90                                   $8,635          $8,591
11/90                                   $9,124          $9,145
12/90                                   $9,402          $9,400
1/91                                    $9,807          $9,808
2/91                                   $10,419         $10,509
3/91                                   $10,675         $10,763
4/91                                   $11,005         $10,788
5/91                                   $11,435         $11,252
6/91                                   $10,807         $10,737
7/91                                   $11,518         $11,237
8/91                                   $11,658         $11,503
9/91                                   $11,410         $11,310
10/91                                  $11,509         $11,462
11/91                                  $10,873         $11,001
12/91                                  $11,927         $12,257
1/92                                   $12,528         $12,029
2/92                                   $12,838         $12,185
3/92                                   $12,139         $11,948
4/92                                   $12,245         $12,299
5/92                                   $12,121         $12,359
6/92                                   $11,369         $12,175
7/92                                   $11,794         $12,672
8/92                                   $11,405         $12,413
9/92                                   $11,449         $12,559
10/92                                  $11,856         $12,602
11/92                                  $12,581         $13,030
12/92                                  $12,887         $13,190
1/93                                   $13,205         $13,300
2/93                                   $13,187         $13,481
3/93                                   $13,750         $13,766
4/93                                   $13,468         $13,433
5/93                                   $14,530         $13,791
6/93                                   $14,576         $13,832
7/93                                   $14,412         $13,776
8/93                                   $15,193         $14,297
9/93                                   $15,646         $14,185
10/93                                  $16,055         $14,478
11/93                                  $16,164         $14,340
12/93                                  $16,485         $14,514
1/94                                   $17,531         $15,007
2/94                                   $17,086         $14,600
3/94                                   $16,398         $13,965
4/94                                   $16,863         $14,143
5/94                                   $17,279         $14,375
6/94                                   $16,659         $14,023
7/94                                   $17,047         $14,483
8/94                                   $18,161         $15,076
9/94                                   $17,977         $14,708
10/94                                  $18,374         $15,037
11/94                                  $18,006         $14,490
12/94                                  $17,958         $14,705
1/95                                   $18,108         $15,086
2/95                                   $18,577         $15,673
3/95                                   $18,844         $16,135
4/95                                   $19,335         $16,610
5/95                                   $19,826         $17,272
6/95                                   $20,455         $17,673
7/95                                   $20,765         $18,259
8/95                                   $21,373         $18,305
9/95                                   $22,205         $19,077
10/95                                  $22,184         $19,009
11/95                                  $22,835         $19,842
12/95                                  $23,100         $20,224
1/96                                   $23,749         $20,912
2/96                                   $23,881         $21,106
3/96                                   $24,181         $21,310
4/96                                   $24,685         $21,623
5/96                                   $25,261         $22,180
6/96                                   $25,718         $22,265
7/96                                   $24,721         $21,282
8/96                                   $24,949         $21,731
9/96                                   $26,462         $22,953
10/96                                  $27,303         $23,586
11/96                                  $29,404         $25,367
12/96                                  $28,826         $24,865
1/97                                   $30,523         $26,417
2/97                                   $30,682         $26,625
3/97                                   $29,383         $25,533
4/97                                   $30,324         $27,056
5/97                                   $32,365         $28,702
6/97                                   $33,717         $29,987
7/97                                   $36,036         $32,372
8/97                                   $34,154         $30,560
9/97                                   $35,400         $32,233
10/97                                  $34,273         $31,158
11/97                                  $35,373         $32,599
12/97                                  $35,988         $33,158
1/98                                   $36,546         $33,525
2/98                                   $39,447         $35,941
3/98                                   $40,762         $37,780
4/98                                   $40,848         $38,160
5/98                                   $40,090         $37,505
6/98                                   $41,119         $39,028
7/98                                   $40,619         $38,613
8/98                                   $35,374         $33,036
9/98                                   $37,846         $35,153
10/98                                  $41,205         $38,009
11/98                                  $43,863         $40,312
12/98                                  $44,947         $42,634
1/99                                   $45,682         $44,416
2/99                                   $44,737         $43,036
3/99                                   $46,147         $44,758
4/99                                   $49,041         $46,492
5/99                                   $48,036         $45,394
6/99                                   $49,506         $47,913
7/99                                   $48,516         $46,417
8/99                                   $48,036         $46,186
9/99                                   $46,237         $44,920
10/99                                  $49,536         $47,762
11/99                                  $48,711         $48,737
12/99                                  $49,130         $51,606
1/00                                   $47,197         $49,013
2/00                                   $44,346         $48,085
3/00                                   $48,702         $52,790
4/00                                   $47,467         $51,196
5/00                                   $47,213         $50,146
6/00                                   $47,704         $51,382

Performance represents the performance of the Equity Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.
The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's 500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested. Management fees and other portfolio expenses have been applied to the calculation of Portfolio performance, but not to the index. If portfolio expenses had been applied to the index, the index values would have been lower.
Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

tent returns by using a blend style. While our holdings range from aggressive value to growth companies, such as GE whose above-average earnings are accelerating, they are what I believe to be quality companies, chosen for their more predictable earnings, durable business franchises and strong core competencies.

Richard Meagley
-------------------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as RST Equity Portfolio Manager. He holds an M.B.A. from the University of Washington, and is a Chartered Financial Analyst.
                                   HIGHLIGHTS
-------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
------------------------------------------------------------------------
Washington Mutual, Inc.  ......................................... 5.4%
  (Savings & Loans)
General Electric Co.  .............................................. 5.2
  (Electrical Equipment)
Microsoft Corp.  ................................................... 4.8
  (Computers--Software & Services)
Intel Corp.  ....................................................... 4.8
  (Electronics--Semiconductors)
Johnson & Johnson .................................................. 3.4
  (Health Care--Diversified)
Citigroup, Inc.  .................................................. 2.7
  (Banks--Major Regional)
American International Group, Inc.  ............................... 2.6
  (Insurance--Multi-Line)
Pfizer, Inc.  ..................................................... 2.6
  (Health Care--Drugs--Generic & Other)
Lucent Technologies, Inc.  ........................................ 2.6
  (Telecommunications--Equipment)
Exxon Mobil Corp.  ................................................. 2.6
  (Oil--International Integrated)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS

Large-Cap: (over $4 billion)        97%
Mid-Cap: ($1.5 billion-$4 billion)   0%
Small-Cap: (under $1.5 billion)      0%
Cash & Other:                        3%

JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
 EQUITY PORTFOLIO

 SHARES OR
 PRINCIPAL                                          VALUE
  AMOUNT                                          (000'S)
---------------------------------------------------------
COMMON STOCKS - 96.5%

BANKS (MAJOR REGIONAL) - 3.9%
    165,000   Bank of America Corp.            $    7,095
    267,000   Citigroup, Inc.                      16,087

BANKS (MONEY CENTER) - 1.3%
    172,500   Chase Manhattan Corp.                 7,946

BEVERAGES (NON-ALCOHOLIC) - 2.0%
    265,000   PepsiCo, Inc.                        11,776

CHEMICALS - 2.5%
    163,000   Du Pont (E.I.) de Nemours &
              Co.                                   7,131
    200,000   Praxair, Inc.                         7,487

COMMUNICATION EQUIPMENT - 2.9%
    156,000   Motorola, Inc.                        4,534
    110,000   Nortel Networks Corp.                 7,507
     70,000   *Tellabs, Inc.                        4,791

COMPUTERS (HARDWARE) - 7.2%
    145,000   *Dell Computer Corp.                  7,150
    100,000   Hewlett-Packard Co.                  12,487
    131,000   International Business
              Machines Corp.                       14,353
     97,000   *Sun Microsystems, Inc.               8,821

COMPUTERS (NETWORKING) - 2.4%
    224,000   *Cisco Systems, Inc.                 14,238

COMPUTERS (PERIPHERALS) - 0.8%
     85,000   *America Online, Inc.                 4,484

COMPUTERS (SOFTWARE & SERVICES) - 5.4%
    165,000   *Cadence Design
              Systems, Inc.                         3,362
    358,000   *Microsoft Corp.                     28,640

ELECTRICAL EQUIPMENT - 7.8%
     38,140   *Agilent Technologies, Inc.           2,813
    210,000   Emerson Electric Co.                 12,679
    582,000   General Electric Co.                 30,846

ELECTRONICS (SEMICONDUCTORS) - 4.8%
    212,000   Intel Corp.                          28,342

 SHARES OR
 PRINCIPAL                                          VALUE
  AMOUNT                                          (000'S)
---------------------------------------------------------

ENTERTAINMENT - 3.6%
    225,000   The Walt Disney Co.              $    8,733
    162,000   Time Warner, Inc.                    12,312

EQUIPMENT (SEMICONDUCTOR) - 0.8%
     50,000   *Applied Materials, Inc.              4,531

FINANCIAL (DIVERSIFIED) - 3.2%
    165,000   Federal Home Loan Mortgage
              Corp.                                 6,682
    240,000   Federal National Mortgage
              Association                          12,525

HEALTH CARE (DIVERSIFIED) - 8.2%
    230,000   Abbott Laboratories                  10,249
    137,000   American Home Products Corp.          8,049
    170,000   Bristol-Myers Squibb Co.              9,902
    200,000   Johnson & Johnson                    20,375

HEALTH CARE (DRUGS - GENERIC & OTHER) - 2.6%
    325,000   Pfizer, Inc.                         15,600

HEALTH CARE (MAJOR PHARMACEUTICALS) - 1.7%
    130,000   Merck & Co., Inc.                     9,961

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.0%
    205,000   Procter & Gamble Co.                 11,736

INSURANCE (MULTI-LINE) - 2.6%
    133,000   American International
              Group, Inc.                          15,627

MANUFACTURING (DIVERSIFIED) - 1.1%
    200,000   Honeywell
              International, Inc.                   6,738

OFFICE EQUIPMENT & SUPPLIES - 0.5%
    135,000   Xerox Corp.                           2,801

OIL (INTERNATIONAL INTEGRATED) - 5.1%
    197,000   Exxon Mobil Corp.                    15,464
    239,000   Royal Dutch Petroleum Co.
              (ADR)                                14,713

PUBLISHING (NEWSPAPERS) - 1.6%
    160,000   Gannett Co., Inc.                     9,570

RETAIL (DEPARTMENT STORES) - 2.1%
    510,000   May Department Stores Co.            12,240

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS
                                                                EQUITY PORTFOLIO

 SHARES OR
 PRINCIPAL                                          VALUE
  AMOUNT                                          (000'S)
---------------------------------------------------------
RETAIL (DRUG STORES) - 1.5%
    220,000   CVS Corp.                        $    8,800

RETAIL (FOOD CHAINS) - 1.3%
    230,000   Albertson's, Inc.                     7,648

RETAIL (GENERAL MERCHANDISE) - 1.5%
    155,000   Wal-Mart Stores, Inc.                 8,932

SAVINGS & LOANS - 5.4%
  1,115,000   Washington Mutual, Inc.              32,196

SERVICES (DATA PROCESSING) - 1.2%
    135,000   Automatic Data
              Processing, Inc.                      7,231

TELECOMMUNICATIONS (EQUIPMENT) - 2.6%
    263,000   Lucent Technologies, Inc.            15,583

TELECOMMUNICATIONS (LONG DISTANCE) - 1.6%
    300,000   AT&T Corp.                            9,488

TELEPHONE - 5.8%
    230,000   Bell Atlantic Corp.                  11,687
    356,700   CenturyTel, Inc.                     10,255
    275,000   *MCI WorldCom, Inc.                  12,616
                                              -----------
TOTAL COMMON STOCKS                               574,813
                                              -----------

 SHARES OR
 PRINCIPAL                                          VALUE
  AMOUNT                                          (000'S)
---------------------------------------------------------

COMMERCIAL PAPER - 3.5%

TRUCKS & PARTS - 3.5%
 21,089,000   Cooperative Association of
              Tractor Dealers
              7.05%, due 7/03/00              $    21,089
                                              -----------
TOTAL COMMERCIAL PAPER                             21,089
                                              -----------

CASH EQUIVALENTS - 0.0%

INVESTMENT COMPANIES
      3,745   AIM Short-Term Investments
              Co. Liquid Assets
              Money Market Portfolio
              (Institutional Shares)                    4
                                              -----------
TOTAL CASH EQUIVALENTS                                  4
                                              -----------
TOTAL INVESTMENTS - 100.0%                        595,906
Other Assets, less Liabilities                       (290)
                                              -----------
NET ASSETS                                     $  595,616
                                              -----------
                                              -----------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       REPORT FROM THE PORTFOLIO MANAGER
                   SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO
                                 June 30, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Over the course of the first half of 2000, the RST Growth Opportunities Portfolio, despite reeling from the beating the market gave two of our large holdings, finished the period ahead of the S&P 500 Index.
   Micros and Ciber plummeted when they missed their earnings estimates. These two are suffering from reductions in corporate technology spending that have followed Y2K. A third tech holding, S3, fell off its high. This company, which manufacturers the leading MP3 player and home networking devices, is transforming itself into an internet appliance company. To me it appears to have great value and a great future.
   I took some gains and trimmed the size of our Rent-way position. With Rent-a-Center, we own the number one and number two companies in the $4 billion rental industry. These businesses generate great cash flow and demand for their product is growing.
   The rental companies and our collection company, NCO Group, are counter-cyclical. That is, demand for their services increases as the economy declines. NCO is growing very quickly.
   I also trimmed back United Stationers which continues to gain as it builds its e-fulfillment operations.
                          [PHOTO OF THOMAS M. MAGUIRE]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2000

                                          6 MONTHS  1 YEAR   5 YEAR   SINCE INCEPTION
SAFECO RST Growth Opportunites Portfolio     1.47%   12.80%   20.10%           22.19%
S&P 500 Index                              (0.43)%    7.24%   23.79%           19.98%

                     SAFECO RST GROWTH      S&P 500 INDEX:
INVESTMENT VALUE  OPPORTUNITIES PORTFOLIO
1/93                               $10,000         $10,000
2/93                                $9,475         $10,136
3/93                               $10,059         $10,350
4/93                                $9,683         $10,100
5/93                               $10,535         $10,369
6/93                               $10,891         $10,400
7/93                               $11,297         $10,358
8/93                               $12,198         $10,750
9/93                               $12,822         $10,665
10/93                              $13,386         $10,886
11/93                              $12,792         $10,782
12/93                              $13,473         $10,913
1/94                               $14,382         $11,283
2/94                               $13,861         $10,977
3/94                               $13,351         $10,500
4/94                               $13,750         $10,634
5/94                               $14,094         $10,808
6/94                               $13,662         $10,544
7/94                               $14,216         $10,889
8/94                               $14,714         $11,335
9/94                               $14,626         $11,058
10/94                              $15,169         $11,306
11/94                              $14,936         $10,895
12/94                              $15,079         $11,056
1/95                               $15,148         $11,343
2/95                               $15,694         $11,784
3/95                               $15,671         $12,131
4/95                               $15,973         $12,488
5/95                               $16,670         $12,987
6/95                               $17,727         $13,288
7/95                               $18,506         $13,728
8/95                               $18,587         $13,763
9/95                               $19,644         $14,343
10/95                              $19,818         $14,292
11/95                              $20,666         $14,919
12/95                              $21,261         $15,206
1/96                               $21,476         $15,723
2/96                               $22,051         $15,869
3/96                               $22,654         $16,022
4/96                               $24,060         $16,258
5/96                               $25,519         $16,677
6/96                               $24,608         $16,740
7/96                               $22,439         $16,001
8/96                               $24,381         $16,339
9/96                               $25,827         $17,258
10/96                              $26,322         $17,734
11/96                              $26,898         $19,073
12/96                              $28,077         $18,695
1/97                               $29,769         $19,863
2/97                               $28,529         $20,019
3/97                               $27,480         $19,198
4/97                               $26,255         $20,343
5/97                               $30,395         $21,580
6/97                               $32,757         $22,547
7/97                               $34,988         $24,340
8/97                               $36,431         $22,978
9/97                               $39,419         $24,235
10/97                              $38,340         $23,427
11/97                              $40,177         $24,510
12/97                              $40,587         $24,931
1/98                               $40,796         $25,206
2/98                               $45,019         $27,023
3/98                               $48,391         $28,406
4/98                               $50,147         $28,692
5/98                               $47,592         $28,199
6/98                               $47,731         $29,344
7/98                               $44,950         $29,032
8/98                               $34,364         $24,839
9/98                               $35,425         $26,430
10/98                              $37,928         $28,578
11/98                              $39,509         $30,310
12/98                              $41,329         $32,055
1/99                               $42,396         $33,396
2/99                               $37,274         $32,358
3/99                               $36,963         $33,653
4/99                               $37,740         $34,956
5/99                               $37,837         $34,130
6/99                               $39,272         $36,025
7/99                               $38,438         $34,900
8/99                               $36,944         $34,726
9/99                               $36,711         $33,774
10/99                              $37,759         $35,911
11/99                              $39,117         $36,644
12/99                              $43,658         $38,801
1/00                               $41,853         $36,852
2/00                               $47,092         $36,154
3/00                               $49,828         $39,691
4/00                               $46,141         $38,493
5/00                               $40,844         $37,703
6/00                               $44,298         $38,633

* The Portfolio's inception was January 7, 1993. Performance information begins on January 31, 1993.
Performance represents the performance of the Growth Opportunities Portfolio but does not include administration charges, contingent deferred sales charges, or mortality and expense risk premiums.
The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's 500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested . Investment management fees have been applied to the calculation of Portfolio performance, but not to the index. If portfolio investment management fees had been applied to the index, the index values would have been lower.
Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   To me, our current portfolio, with both bricks and clicks, makes good sense in ways that range from valuations to demographics, and from the old economy to the new. I've always believed that good sense will prevail and I know that while the Portfolio is down, it is not out.

Tom Maguire
-------------------------------------------

After completing his M.B.A. at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.
                                   HIGHLIGHTS
-------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
------------------------------------------------------------------------
NCO Group, Inc.  ................................................. 5.8%
  (Services--Commercial & Consumer)
Rent-Way, Inc.  ................................................... 5.7
  (Services--Commercial & Consumer)
Rent-a-Center, Inc.  .............................................. 5.5
  (Services--Commercial & Consumer)
PolyMedica Corp.  .................................................. 5.3
  (Health Care--Medical Products & Supplies)
United Stationers, Inc.  .......................................... 4.8
  (Office Equipment & Supplies)
S3, Inc.  ......................................................... 3.2
  (Computer--Peripherals)
Intranet Solutions ................................................. 2.8
  (Computer--Peripherals)
J.D. Edwards & Co.  ................................................ 2.5
  (Computers--Software & Services)
AMFM, Inc.  ....................................................... 2.4
  (Broadcasting--Television, Radio & Cable)
Damark International, Inc.  ....................................... 2.2
  (Retail--Home Shopping)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS

Large-Cap: (over $4 billion)         6%
Mid-Cap: ($1.5 billion-$4 billion)  13%
Small-Cap: (under $1.5 billion)     77%
Cash & Other:                        4%

JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
 GROWTH OPPORTUNITIES PORTFOLIO

 SHARES OR
 PRINCIPAL                                           VALUE
  AMOUNT                                           (000'S)
----------------------------------------------------------
COMMON STOCKS - 96.0%
AIR FREIGHT - 0.0%
     74,000      *Dynamex, Inc. (Illiquid)         $    30

AUTO PARTS & EQUIPMENT - 0.1%
    552,000      *+Precision Auto Care, Inc.           380

BIOTECHNOLOGY - 0.5%
    300,000      *Novavax, Inc.                      2,194

BROADCASTING (TV, RADIO & CABLE) - 3.0%
    136,254      *AMFM, Inc.                         9,402
     42,000      *Emmis Communications Corp.
                 (Class A)                           1,738
    100,200      *Salem Communications Corp.
                 (Class A)                             930

COMMUNICATION EQUIPMENT - 1.6%
    132,200      *PSi Technologies
                 Holdings, Inc.
                 (ADR)                               2,743
     77,600      *Research In Motion, Ltd.           3,511

COMPUTERS (HARDWARE) - 4.5%
    428,400      *MICROS Systems, Inc.               7,952
    177,600      *NYFIX, Inc.                        7,448
     65,000      *Optimal Robotics Corp.             2,494

COMPUTERS (PERIPHERALS) - 8.1%
    170,400      *Go2Net, Inc.                       8,573
    286,500      *IntraNet Solutions, Inc.          10,994
    876,400      *S3, Inc.                          12,927

COMPUTERS (SOFTWARE & SERVICES) - 7.9%
     39,800      *Aspen Technology, Inc.             1,532
     83,527      Autodesk, Inc.                      2,897
    174,300      *Cadence Design Systems, Inc.       3,551
    483,900      *Ciber, Inc.                        6,412
     17,000      *Digitas, Inc.                        277
     81,200      *F5 Networks, Inc.                  4,430
    647,800      *J.D. Edwards & Co.                 9,757
    340,000      *Phoenix International
                 Ltd., Inc.                          1,020
    304,500      *ShowCase Corp.                     1,770

CONSUMER FINANCE - 0.6%
    171,000      Doral Financial Corp.               1,956
    287,800      *Towne Services, Inc.                 270

DISTRIBUTORS (FOOD & HEALTH) - 1.2%
    718,200      *Nu Skin Enterprises, Inc.
                 (Class A)                           4,130
    258,960      Weider Nutrition
                 International, Inc.                   777

ELECTRONICS (COMPONENT DISTRIBUTORS) - 0.7%
    120,000      *Audiovox Corp. (Class A)           2,648

 SHARES OR
 PRINCIPAL                                           VALUE
  AMOUNT                                           (000'S)
----------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.3%
     59,600      *Tetra Tech, Inc.                $  1,363

ENTERTAINMENT - 1.6%
    142,500      *SFX Entertainment, Inc.
                 (Class A)                           6,457

FINANCIAL (DIVERSIFIED) - 0.3%
    122,800      *BNC Mortgage, Inc.                 1,190
     96,900      *United PanAm Financial Corp.          97

HEALTH CARE (DIVERSIFIED) - 1.9%
     15,400      *Anesta Corp.                         383
    167,200      *Emisphere Technologies, Inc.       7,124

HEALTH CARE (DRUGS - GENERIC & OTHER) - 2.1%
    317,000      *Dura Pharmaceuticals, Inc.         4,557
    305,000      *First Horizon Pharmaceutical
                 Corp.                               2,974
    220,800      *Nastech Pharmaceutical Co.,
                 Inc.                                1,001

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.1%
    103,917      *AmSurg Corp. (Class B)               565

HEALTH CARE (LONG-TERM CARE) - 0.8%
    558,977      *Res-Care, Inc.                     3,005

HEALTH CARE (MAJOR PHARMACEUTICALS) - 1.7%
     49,800      Alpharma, Inc.                      3,100
    757,500      *Serologicals Corp.                 3,788

HEALTH CARE (MANAGED CARE) - 0.6%
    550,400      *Matria Healthcare, Inc.            2,528

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 10.5%
    140,400      Datascope Corp.                     5,054
    169,500      DENTSPLY International, Inc.        5,223
    247,100      *Lifeline Systems, Inc.             3,459
    488,800      *PolyMedica Corp.                  21,141
    415,400      *Quidel Corp.                       2,181
    225,800      *STAAR Surgical Co.                 2,526
    153,700      *Virologic, Inc.                    2,286

HEALTH CARE (SPECIALIZED SERVICES) - 1.6%
    320,000      *Aksys, Ltd.                        2,740
    202,800      *American Healthways, Inc.          1,039
    318,850      *Prime Medical Services, Inc.       2,471

HOUSEWARES - 0.6%
    200,600      *Home Products International,
                 Inc.                                  777
    158,800      The First Years, Inc.               1,767

LEISURE TIME (PRODUCTS) - 0.1%
    151,300      *American Coin Merchandising,
                 Inc.                                  378

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS
                                                  GROWTH OPPORTUNITIES PORTFOLIO

 SHARES OR
 PRINCIPAL                                           VALUE
  AMOUNT                                           (000'S)
----------------------------------------------------------
LODGING (HOTELS) - 1.2%
    172,200      *ResortQuest
                 International, Inc.              $    883
    734,900      *+Suburban Lodges of America,
                 Inc.                                4,180

MANUFACTURING (DIVERSIFIED) - 1.3%
    100,000      *GSI Lumonics, Inc.                 3,513
     86,900      *Nortek, Inc.                       1,716

OFFICE EQUIPMENT & SUPPLIES - 5.8%
    331,900      *+Open Plan Systems, Inc.             622
    570,850      *+TRM Copy Centers Corp.            3,068
    585,800      *United Stationers, Inc.           18,965

PERSONAL CARE - 0.4%
    211,700      *French Fragrances, Inc.            1,733

RESTAURANTS - 0.1%
     78,900      *Schlotzsky's, Inc.                   449

RETAIL (DEPARTMENT STORES) - 0.4%
     51,700      *Rainbow Rentals, Inc,                582
     63,450      *Whitehall Jewellers, Inc.          1,182

RETAIL (DRUG STORES) - 0.9%
     90,000      CVS Corp.                           3,600

RETAIL (FOOD CHAINS) - 0.6%
    266,800      *NPC International, Inc.            2,393

RETAIL (GENERAL MERCHANDISE) - 0.7%
    140,000      Claire's Stores, Inc.               2,695

RETAIL (HOME SHOPPING) - 2.2%
    399,700      *+DAMARK International, Inc.        8,594

RETAIL (SPECIALTY - APPAREL) - 3.7%
    579,800      *American Eagle
                 Outfitters, Inc.                    8,117
    495,200      *+Concepts Direct, Inc.             4,921
    219,071      *Harold's Stores, Inc.                548
    129,900      *Wet Seal, Inc. (Class A)           1,705

RETAIL (SPECIALTY) - 0.5%
    172,600      *Blue Rhino Corp.                   1,392
    115,500      *Travis Boats & Motors, Inc.          635

SERVICES (COMMERCIAL & CONSUMER) - 20.9%
     64,600      *Bluegreen Corp.                      178
    243,100      Central Parking Corp.               5,758
    278,500      *FirstService Corp.                 3,342
    191,720      *Iron Mountain, Inc.                6,518
    992,592      *NCO Group, Inc.                   22,954
    977,650      *Rent-A-Center, Inc.               21,997
    783,600      *Rent-Way, Inc.                    22,871
    103,400      *SunSource, Inc.                      523

 SHARES OR
 PRINCIPAL                                           VALUE
  AMOUNT                                           (000'S)
----------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 0.6%
    165,000      *Computer Horizons Corp.         $  2,217

SERVICES (EMPLOYMENT) - 1.3%
    151,000      *Hall, Kinion &
                 Associates, Inc.                    5,030

SPECIALTY PRINTING - 0.8%
    376,700      *Mail-Well, Inc.                    3,249

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 3.7%
     39,300      *Powertel, Inc.                     2,788
     68,100      *VoiceStream Wireless Corp.         7,920
     70,000      *Western Wireless Corp.
                 (Class A)                           3,815

TELEPHONE - 0.1%
     99,700      *Innotrac Corp.                       511
                                                  --------
TOTAL COMMON STOCKS                                383,081
                                                  --------

WARRANTS - 0.1%

BIOTECHNOLOGY - 0.1%
     75,000      *Novavax, Inc. (Illiquid)             332
                                                  --------
TOTAL WARRANTS                                         332
                                                  --------

COMMERCIAL PAPER - 3.4%.

FINANCIAL (DIVERSIFIED) - 3.4%
 13,638,000      PHH Corporation
                 7.25%, due 7/03/00                 13,638
                                                  --------
TOTAL COMMERCIAL PAPER                              13,638
                                                  --------

CASH EQUIVALENTS - 0.0%

INVESTMENT COMPANIES
      3,171      AIM Short-Term Investments
                 Co. Liquid Assets Money
                 Market Portfolio
                 (Institutional Shares)                  3
                                                  --------
TOTAL CASH EQUIVALENTS                                   3
                                                  --------
TOTAL INVESTMENTS - 99.5%                          397,054
Other Assets, less Liabilities                       1,942
                                                  --------
NET ASSETS                                        $  398,996
                                                  --------
                                                  --------

 * Non-income producing security.
 + Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company).

                       SEE NOTES TO FINANCIAL STATEMENTS

                       REPORT FROM THE PORTFOLIO MANAGER
                         SAFECO RST NORTHWEST PORTFOLIO
                                 June 30, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO RST Northwest Portfolio remained well ahead of the S&P 500 for the six months and year ended June 30, 2000.
   While our heavy weighting in technology is responsible for the Portfolio's outperformance over those periods, it caused the performance to lag in the second quarter. Still, I am pleased with the way the portfolio weathered the storm April and May unleashed on the technology sector. Our well-calculated, but aggressive, approach to high tech enabled us to benefit in the red-hot speculative market; while our balancing act kept us from getting burned.
   We continue to take small positions in numerous companies that generally enable, rather than use the internet. We balance our heavy weighting in technology with "old economy" stocks. Indeed, our consumer staples, basic industry and financial stocks--namely Albertson's, Washington Mutual, Starbucks, Weyerhaeuser and Kroger--cushioned the Portfolio through the tech correction.
   Microsoft fell 33% over the first half of 2000 on concerns surrounding its anti-trust case and I actually bought a little bit. I believe Microsoft will come back no matter how its legal issues are resolved.
   Still, many of the internet stocks have yet to--and may never--regain their highs. During the second quarter, we weeded N2H2 from our portfolio and added to other positions when they came into our price range, including internet companies InterNap and Go2Net.
   Demand for its commodity memory chips, primarily for PCs and cell phones, powered Micron Technology through the correction. It was the Portfolio's biggest contributor, up 125% through June 30.
                            [PHOTO OF BILL WHITLOW]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2000

                                6 MONTHS  1 YEAR  5 YEAR   SINCE INCEPTION
SAFECO RST Northwest Portfolio     8.38%  40.83%   19.89%           14.96%
S&P 500 Index                    (0.43)%   7.24%   23.79%           19.98%
WM Group NW 50 Index             (4.66)%   1.08%   23.60%           17.77%

INVESTMENT VALUE  SAFECO RST NORTHWEST PORTFOLIO:  S&P 500 INDEX:  NW 50 INDEX:
1/93                                      $10,000         $10,000       $10,000
2/93                                       $9,385         $10,136        $9,675
3/93                                       $9,633         $10,350       $10,062
4/93                                       $9,325         $10,100        $9,822
5/93                                       $9,563         $10,369       $10,052
6/93                                       $9,474         $10,400        $9,823
7/93                                       $9,425         $10,358        $9,457
8/93                                       $9,623         $10,750        $9,832
9/93                                       $9,722         $10,665        $9,598
10/93                                      $9,841         $10,886        $9,929
11/93                                      $9,901         $10,782       $10,129
12/93                                      $9,945         $10,913       $10,250
1/94                                      $10,146         $11,283       $10,548
2/94                                      $10,496         $10,977       $10,693
3/94                                      $10,216         $10,500       $10,303
4/94                                      $10,166         $10,634       $10,259
5/94                                      $10,055         $10,808       $10,400
6/94                                       $9,915         $10,544       $10,071
7/94                                      $10,086         $10,889       $10,135
8/94                                      $10,526         $11,335       $10,705
9/94                                      $10,536         $11,058       $10,281
10/94                                     $10,646         $11,306       $10,205
11/94                                     $10,396         $10,895       $10,008
12/94                                     $10,309         $11,056       $10,049
1/95                                      $10,097         $11,343       $10,006
2/95                                      $10,258         $11,784       $10,362
3/95                                      $10,661         $12,131       $10,690
4/95                                      $10,681         $12,488       $10,999
5/95                                      $10,812         $12,987       $10,987
6/95                                      $11,356         $13,288       $11,642
7/95                                      $12,040         $13,728       $12,070
8/95                                      $12,292         $13,763       $12,287
9/95                                      $12,070         $14,343       $12,723
10/95                                     $11,778         $14,292       $12,413
11/95                                     $11,517         $14,919       $12,582
12/95                                     $11,074         $15,206       $12,719
1/96                                      $11,043         $15,723       $12,637
2/96                                      $11,349         $15,869       $12,914
3/96                                      $11,972         $16,022       $13,328
4/96                                      $12,268         $16,258       $14,114
5/96                                      $12,452         $16,677       $14,327
6/96                                      $12,196         $16,740       $14,251
7/96                                      $11,707         $16,001       $13,536
8/96                                      $12,023         $16,339       $14,192
9/96                                      $12,207         $17,258       $14,544
10/96                                     $11,900         $17,734       $14,428
11/96                                     $12,390         $19,073       $15,456
12/96                                     $12,452         $18,695       $15,802
1/97                                      $13,315         $19,863       $16,491
2/97                                      $13,294         $20,019       $16,782
3/97                                      $12,749         $19,198       $16,302
4/97                                      $13,130         $20,343       $17,014
5/97                                      $13,962         $21,580       $18,391
6/97                                      $14,753         $22,547       $19,243
7/97                                      $16,058         $24,340       $20,981
8/97                                      $15,636         $22,978       $20,284
9/97                                      $16,417         $24,235       $21,686
10/97                                     $15,647         $23,427       $20,234
11/97                                     $16,438         $24,510       $21,444
12/97                                     $16,314         $24,931       $20,941
1/98                                      $16,121         $25,206       $20,842
2/98                                      $17,763         $27,023       $22,954
3/98                                      $17,892         $28,406       $24,029
4/98                                      $18,364         $28,692       $24,211
5/98                                      $17,001         $28,199       $22,749
6/98                                      $17,366         $29,344       $24,155
7/98                                      $16,336         $29,032       $22,658
8/98                                      $13,084         $24,839       $19,025
9/98                                      $13,835         $26,430       $19,903
10/98                                     $14,715         $28,578       $22,106
11/98                                     $16,003         $30,310       $24,615
12/98                                     $16,787         $32,055       $27,555
1/99                                      $17,828         $33,396       $28,932
2/99                                      $17,141         $32,358       $28,501
3/99                                      $17,366         $33,653       $30,497
4/99                                      $17,753         $34,956       $31,708
5/99                                      $18,547         $34,130       $31,748
6/99                                      $19,974         $36,025       $33,218
7/99                                      $19,534         $34,900       $30,670
8/99                                      $19,567         $34,726       $30,575
9/99                                      $19,320         $33,774       $29,953
10/99                                     $21,327         $35,911       $31,511
11/99                                     $23,087         $36,644       $32,023
12/99                                     $25,956         $38,801       $35,217
1/00                                      $26,036         $36,852       $34,760
2/00                                      $28,943         $36,154       $36,155
3/00                                      $29,561         $39,691       $38,288
4/00                                      $25,956         $38,493       $34,767
5/00                                      $24,926         $37,703       $32,533
6/00                                      $28,130         $38,633       $33,576

* The Portfolio's inception was January 7, 1993.
Performance represents the performance of the Northwest Portfolio , but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.
The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's 500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested. The WM Group's Northwest 50 Index is an index of 50 Northwest companies weighted by their regional impact. Investment management fees have been applied to the calculation of Portfolio performance, but not to the indexes. If portfolio investment management fees had been applied to the indexes, the index values would have been lower.
Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   I have kept the Portfolio positioned to take advantage of what I think are the drivers of the Northwest's economy. Going forward I will continue to manage in a growth style, while remaining sensitive to value and risk.

Bill Whitlow
-------------------------------------------

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as RST Northwest Portfolio Manager, he was Director of Research at Pacific Crest Securities. He holds a B.A. in chemistry from the U. of Colorado and an M.B.A. from the U. of Calif. at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.
                                   HIGHLIGHTS
-------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
------------------------------------------------------------------------
Micron Technology, Inc.  ......................................... 5.9%
  (Electronics--Semiconductors)
Microsoft Corp.  ................................................... 5.5
  (Computers--Software & Services)
Western Wireless Corp. (Class A) .................................. 4.9
  (Telecommunications--Cellular/Wireless)
NEXTLINK Communications, Inc (Class A) ............................ 4.9
  (Telephone)
VoiceStream Wireless Corp.  ........................................ 4.9
  (Telecommunications--Cellular/Wireless)
Expeditors International of Washington, Inc. ....................... 4.5
  (Air Freight)
Intel Corp.  ....................................................... 4.4
  (Electronics--Semiconductors)
Hewlett-Packard Co.  ............................................... 4.3
  (Computers--Hardware)
Starbucks Corp.  ................................................... 4.0
  (Restaurants)
Kroger Co.  ........................................................ 3.8
  (Retail--Food Chains)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS

Large-Cap: (over $4 billion)        54%
Mid-Cap: ($1.5 billion-$4 billion)  14%
Small-Cap: (under $1.5 billion)     32%
Cash & Other:                        0%

JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
 NORTHWEST PORTFOLIO

 SHARES OR
 PRINCIPAL                                          VALUE
  AMOUNT                                          (000'S)
---------------------------------------------------------
COMMON STOCKS - 99.3%
AIR FREIGHT - 4.5%
     94,000   Expeditors International of
              Washington, Inc.                $     4,465

AIRLINES - 2.7%
     86,000   *Northwest Airlines Corp.             2,618

BANKS (MAJOR REGIONAL) - 1.4%
     48,092   U.S. Bancorp                            926
     48,000   West Coast Bancorp, Inc.                480

BANKS (REGIONAL) - 0.3%
     36,500   Washington Banking Co.                  315

BIOTECHNOLOGY - 2.2%
     51,000   *Corixa Corp.                         2,190

CHEMICALS (DIVERSIFIED) - 2.4%
    110,000   Penford Corp.                         2,365

COMMUNICATION EQUIPMENT - 1.1%
    153,000   *AVT Corp.                            1,128

COMPUTERS (HARDWARE) - 7.2%
     65,500   *Apex, Inc.                           2,866
     34,000   Hewlett-Packard Co.                   4,246

COMPUTERS (PERIPHERALS) - 6.2%
     91,000   *click2learn.com, Inc.                1,604
     31,000   *Go2Net, Inc.                         1,560
     53,000   *ImageX.com, Inc.                       321
     20,000   *Loudeye Technologies, Inc.             349
     21,000   *Primus Knowledge
              Solutions, Inc.                         945
     23,000   *WatchGuard
              Technologies, Inc.                    1,264

COMPUTERS (SOFTWARE & SERVICES) - 11.1%
     13,000   *Digimarc Corp.                         500
     18,000   *F5 Networks, Inc.                      982
     25,000   *Internap Network
              Services Corp.                        1,038
     68,000   *Microsoft Corp.                      5,440
     60,000   *ONYX Software Corp.                  1,781
     31,000   *WebTrends Corp.                      1,199

 SHARES OR
 PRINCIPAL                                          VALUE
  AMOUNT                                          (000'S)
---------------------------------------------------------

ELECTRICAL EQUIPMENT - 1.0%
     12,967   *Agilent Technologies, Inc.    $        956

ELECTRONICS (SEMICONDUCTORS) - 10.3%
     32,000   Intel Corp.                           4,278
     66,000   *Micron Technology, Inc.              5,812

HARDWARE & TOOLS - 0.5%
     90,000   *Jore Corporation                       489

HEALTH CARE (DIVERSIFIED) - 2.3%
     39,000   American Home Products
              Corp.                                 2,291

HEALTH CARE (DRUGS - GENERIC & OTHER) - 1.1%
     40,000   *PathoGenesis Corp.                   1,040

HEALTH CARE (MAJOR PHARMACEUTICALS) - 1.3%
    125,000   *Penwest Pharmaceuticals Co.          1,258

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 4.2%
    141,500   *Protocol Systems, Inc.               2,255
     64,000   *SonoSite, Inc.                       1,844

INSURANCE (LIFE & HEALTH) - 2.3%
     70,500   StanCorp Financial
              Group, Inc.                           2,265

IRON & STEEL - 1.7%
    103,000   Schnitzer Steel
              Industries, Inc.                      1,635

LEISURE TIME (PRODUCTS) - 1.0%
     60,000   *Ambassadors
              International, Inc.                     945

LODGING (HOTELS) - 0.5%
     68,500   *Westcoast Hospitality Corp.            479

PAPER & FOREST PRODUCTS - 1.9%
     42,500   Weyerhaeuser Co.                      1,828

RESTAURANTS - 4.0%
    104,000   *Starbucks Corp.                      3,971

RETAIL (FOOD CHAINS) - 6.4%
     76,000   Albertson's, Inc.                     2,527
    171,000   *Kroger Co.                           3,773

RETAIL (GENERAL MERCHANDISE) - 3.1%
     92,000   *Costco Wholesale Corp.      3,036

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS
                                                             NORTHWEST PORTFOLIO

 SHARES OR
 PRINCIPAL                                          VALUE
  AMOUNT                                          (000'S)
---------------------------------------------------------
RETAIL (SPECIALTY) - 0.8%
     21,000   *Amazon.com, Inc.               $       763

SAVINGS & LOANS - 2.8%
     95,000   Washington Mutual, Inc.               2,743

SERVICES (DATA PROCESSING) - 0.4%
    155,000   *ARIS Corp.                             426

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 9.8%
     41,000   *VoiceStream Wireless Corp.           4,768
     89,000   *Western Wireless Corp.
              (Class A)                             4,851

TELEPHONE - 4.9%
    126,000   *NEXTLINK Communications,
              Inc. (Class A)                        4,780
                                              -----------
TOTAL COMMON STOCKS                                97,595
                                              -----------

 SHARES OR
 PRINCIPAL                                          VALUE
  AMOUNT                                          (000'S)
---------------------------------------------------------

CASH EQUIVALENTS - 1.4%

INVESTMENT COMPANIES
  1,380,243   AIM Short-Term Investments
              Co.
              Liquid Assets Money Market
              Portfolio (Institutional
              Shares)                         $     1,380
                                              -----------
TOTAL CASH EQUIVALENTS                              1,380
                                              -----------
TOTAL INVESTMENTS - 100.7%                         98,975
Other Assets, less Liabilities                       (712)
                                              -----------
NET ASSETS                                    $    98,263
                                              -----------
                                              -----------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       REPORT FROM THE PORTFOLIO MANAGER
                    SAFECO RST SMALL COMPANY VALUE PORTFOLIO
                                 June 30, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The RST Small Company Value Portfolio's one-year total return beat the Russell 2000 index. However, the Portfolio is behind the index for the last six months.
   The Portfolio outperformed over the longer term by owning stocks that moved into the growth mode and by participating in the previously hot initial public offering market. The second quarter underperformance is largely due to earnings shortfalls. The second quarter setbacks appear temporary, and in most cases I'm holding the stock.
   Micros fell 70% in the second quarter on disappointing sales and revenue. I believe spending will resume, and Micros, a proven leader in hospitality software systems, will get the business.
   A change in insurance regulation caused slower sales at the Portamedic, Hooper Holmes' largest subsidiary. This caused a second-quarter earnings shortfall. I think this company is set to resume its historical growth rates in an expanded marketplace. In addition to no debt and good cash flow, Portamedic has systems in place to participate in web-based distribution of life insurance.
   S-3's stock fell as the company divested its money-losing graphics-card business to concentrate on internet appliances, such as the MP3 Rio Player, and its semiconductor business. [PHOTO OF GREG EISEN]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2000

                                          6 MONTHS  1 YEAR  SINCE INCEPTION
SAFECO RST Small Company Value Portfolio   (1.14)%  21.86%            5.16%
Russell 2000 Index                           3.08%  14.51%           15.37%

                  SAFECO RST SMALL COMPANY  RUSSELL 2000 INDEX:
INVESTMENT VALUE      VALUE PORTFOLIO:
4/97                               $10,000              $10,000
5/97                                10,680               11,115
6/97                                11,230               11,587
7/97                                12,010               12,128
8/97                                12,240               12,402
9/97                                13,450               13,307
10/97                               12,920               12,716
11/97                               12,840               12,629
12/97                               12,840               12,856
1/98                                12,757               12,660
2/98                                14,006               13,609
3/98                                15,495               14,181
4/98                                16,162               14,259
5/98                                15,443               13,494
6/98                                15,100               13,533
7/98                                13,506               12,428
8/98                                 9,549               10,018
9/98                                 9,997               10,794
10/98                                9,726               11,236
11/98                                9,893               11,830
12/98                               10,278               12,568
1/99                                10,611               12,734
2/99                                 9,955               11,708
3/99                                 9,414               11,888
4/99                                 9,331               12,952
5/99                                 9,404               13,144
6/99                                 9,622               13,734
7/99                                 9,789               13,355
8/99                                 9,341               12,864
9/99                                 9,372               12,864
10/99                                9,424               12,921
11/99                               10,664               13,705
12/99                               11,861               15,257
1/00                                11,372               15,010
2/00                                12,267               17,491
3/00                                12,476               16,341
4/00                                12,028               15,357
5/00                                11,143               14,461
6/00                                11,726               15,726

* The Portfolio's inception was April 30, 1997. Performance information begins on April 30, 1997.
Performance represents the performance of the Small Company Value Portfolio , but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.
The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Russell 2000 Index is an unmanaged index that is representative of the small cap market. Investment management fees have have been applied to the calculation of Portfolio performance, but not to the indexes. If portfolio investment management fees had been applied to the indexes, the index values would have been lower.
Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   On the up side, GSI Lumonics flew into our top ten. I initiated the position in the second quarter and it doubled in value. This company makes lasers for three existing markets and is expanding into optical networking. Insight Enterprises, a position I built in the first quarter is also up over 100%. It's met great success telemarketing computer products to mid-size businesses. BSquare, another strong performer, is a company of ex-Microsoft talent that develops Windows CE operating systems for such devices as set-top boxes and palm-size computers.
   Going forward, I will continue to buy value in pursuit of growth.

Greg Eisen
-------------------------------------------

Greg Eisen joined SAFECO in 1986. He holds a B.A. from Rutgers University and is a Certified Public Accountant and a Chartered Financial Analyst.

                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
------------------------------------------------------------------------
Optimal Robotics, Corp.  .......................................... 4.6%
  (Computers--Hardware)
Rent-Way, Inc.  ................................................... 4.2
  (Services--Commercial & Consumer)
Rent-A-Center, Inc.  .............................................. 3.8
  (Services--Commercial & Consumer)
ACT Manufacturing .................................................. 3.7
  (Electronics--Component Distributors)
Insight Enterprises, Inc.  ........................................ 3.5
  (Retail--Computers & Electronics)
Landstar System, Inc.  ............................................ 3.2
  (Trucking)
BSQUARE Corp.  ..................................................... 3.1
  (Computers--Software & Services)
GSI Lumonics, Inc.  ............................................... 3.1
  (Manufacturing--Diversified)
Astec Industries, Inc.  ........................................... 3.0
  (Engineering & Construction)
Wet Seal, Inc. (Class A) .......................................... 2.6
  (Retail--Specialty--Apparel)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS

Small-Cap:
Large (over $750 million)           11%
Medium ($250-$750 million)          48%
Small (under $250 million)          25%
Mid-Cap: ($1.5 billion-$4 billion)  16%
Large-Cap: (over $4 billion)         0%
Cash & Other:                        0%

JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
 SMALL COMPANY VALUE PORTFOLIO

 SHARES OR
 PRINCIPAL                                          VALUE
  AMOUNT                                          (000'S)
---------------------------------------------------------
COMMON STOCKS - 98.9%

AEROSPACE/DEFENSE - 2.6%
     73,950   *International Aircraft
              Investors, Inc.                        $388

BANKS (REGIONAL) - 1.6%
     17,924   *Hanmi Financial Corp.                  245

COMMUNICATION EQUIPMENT - 4.7%
     26,000   *Concurrent Computer Corp.              341
      9,500   *SBS Technologies, Inc.                 351

COMPUTERS (HARDWARE) - 6.1%
     11,800   *MICROS Systems, Inc.                   219
     17,800   *Optimal Robotics Corp.                 683

COMPUTERS (PERIPHERALS) - 4.5%
     16,300   *Integrated Measurement Systems,
              Inc.                                    257
     26,300   *S3, Inc.                               388
        800   *Versata, Inc.                           32

COMPUTERS (SOFTWARE & SERVICES) - 7.1%
     20,700   *BSQUARE Corp.                          464
     14,000   *Ciber, Inc.                            185
     19,700   *ITT Educational Services, Inc.         346
     16,000   *Smith-Gardner & Associates, Inc.        77

ELECTRONICS (COMPONENT DISTRIBUTORS) - 4.7%
     12,000   *ACT Manufacturing, Inc.                557
      7,000   *Audiovox Corp. (Class A)               154

ENGINEERING & CONSTRUCTION - 3.0%
     17,400   *Astec Industries, Inc.                 442

FINANCIAL (DIVERSIFIED) - 1.5%
     12,000   Cash America International, Inc.         88
     17,300   *Hawthorne Financial Corp.              134

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 4.6%
     39,900   Hooper Holmes, Inc.                     319
     13,000   *SonoSite, Inc.                         375

INSURANCE (PROPERTY-CASUALTY) - 1.1%
     38,400   *American Safety Insurance
              Group, Ltd.                             161

 SHARES OR
 PRINCIPAL                                          VALUE
  AMOUNT                                          (000'S)
---------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 4.8%
     15,300   Federal Signal Corp.                   $252
     13,200   *GSI Lumonics, Inc.                     464

MANUFACTURING (SPECIALIZED) - 2.0%
     12,800   *Imax Corp.                             291

OIL & GAS (DRILLING & EQUIPMENT) - 6.0%
     11,500   *Marine Drilling Cos., Inc.             322
     11,500   *Patterson Energy, Inc.                 328
      6,000   *UTI Energy Corp.                       241

REAL ESTATE INVESTMENT TRUST - 1.1%
      4,900   Alexandria Real Estate
              Equities, Inc.                          168

RESTAURANTS - 2.0%
     45,300   *Taco Cabana, Inc. (Class A)            300

RETAIL (COMPUTERS & ELECTRONICS) - 3.5%
      8,800   *Insight Enterprises, Inc.              522

RETAIL (DEPARTMENT STORES) - 2.1%
     41,600   *Musicland Stores Corp.                 309

RETAIL (FOOD CHAINS) - 2.4%
     34,000   Ingles Markets, Inc. (Class A)          355

RETAIL (GENERAL MERCHANDISE) - 0.7%
      7,800   Deb Shops, Inc.                          98

RETAIL (SPECIALTY - APPAREL) - 4.3%
     25,400   *Stein Mart, Inc.                       260
     29,600   *Wet Seal, Inc. (Class A)               388

RETAIL (SPECIALTY) - 2.0%
     24,400   Regis Corp.                             305

SERVICES (ADVERTISING/MARKETING) - 2.0%
     12,700   *Snyder Communications, Inc.            302

SERVICES (COMMERCIAL & CONSUMER) - 12.1%
     16,600   *Dollar Thrifty Automotive
              Group, Inc.                             306
     18,800   *Profit Recovery Group
              International, Inc.                     313
     25,350   *Rent-A-Center, Inc.                    570
     21,500   *Rent-Way, Inc.                         628

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS
                                                   SMALL COMPANY VALUE PORTFOLIO

 SHARES OR
 PRINCIPAL                                          VALUE
  AMOUNT                                          (000'S)
---------------------------------------------------------
SHIPPING - 1.2%
     10,700   Nordic American Tanker
              Shipping, Ltd.                         $177

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 2.0%
     15,300   *Dobson Communications
              Corp. (Class A)                         295

TEXTILES (APPAREL) - 1.2%
     21,800   *Cutter & Buck, Inc.                    173

TRUCKING - 6.7%
      7,900   *Landstar System, Inc.                  471
     38,200   Rollins Truck Leasing Corp.             265
     17,700   *Swift Transportation Co., Inc.         248

WASTE MANAGEMENT - 1.5%
     14,000   Landauer, Inc.                          218
                                                 --------
TOTAL COMMON STOCKS                                14,775
                                                 --------

 SHARES OR
 PRINCIPAL                                          VALUE
  AMOUNT                                          (000'S)
---------------------------------------------------------

PREFERRED STOCKS - 1.0%

ELECTRIC COMPANIES - 1.0%
      2,007   Massachusetts Electric Co.             $144
                                                 --------
TOTAL PREFERRED STOCKS                                144
                                                 --------

CASH EQUIVALENTS - 8.9%

INVESTMENT COMPANIES
    761,491   AIM Short-Term Investments Co.
              Liquid Assets Money Market
              Portfolio (Institutional Shares)        761
    561,758   J.P. Morgan Institutional
              Prime Money Market                      562
                                                 --------
TOTAL CASH EQUIVALENTS                              1,323
                                                 --------
TOTAL INVESTMENTS - 108.8%                         16,242
Other Assets, less Liabilities                     (1,310)
                                                 --------
NET ASSETS                                        $14,932
                                                 --------
                                                 --------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       REPORT FROM THE PORTFOLIO MANAGER
                           SAFECO RST BOND PORTFOLIO
                                 June 30, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO RST Bond Portfolio's performance slightly trailed the Lehman Government/ Corporate Index for the first half of 2000. Before its fees and expenses, the portfolio did outperform the index.
   In general, bonds have had a good year so far. However, changes in interest rates and sector returns were quite uneven. In the first quarter, long-term treasuries stole the show. In the latest quarter mortgage-backed securities were the best performing sector, followed by asset-backed securities, U.S. Agencies, U.S. Treasuries and, lastly, Corporate Bonds. The underperformance in corporates is largely due to individual issuers missing their earnings forecasts.
   In the first quarter we benefited by our underweighting in non-Treasury securities. During the second quarter, we increased our allocation to the high-quality, intermediate-term spread sectors of the markets, namely asset and mortgage-backed credits, which were historically cheap. As they recovered, the Portfolio outperformed. Along the way, our research team did an outstanding job helping me guide the portfolio through this year's minefield of corporate credits.
   Yield premiums on non-Treasury securities remain extremely generous and I believe these sectors will outperform treasuries over the second half of the year. I will continued to over-weight in mortgage-backed and asset-backed securities because of their minimal credit risk, while limiting our corporate exposure to top quality issuers.
   The market is pricing as though the Federal Reserve's yearlong rate increase campaign has ended. I think it is too early to claim victory in the Fed's war against economic growth. While, the economy has shown signs of moderation, inflation is increasing. It would not surprise me to see the Fed raise rates another 0.50% to 0.75%.
                           [PHOTO OF MICHAEL HUGHES]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2000

                                   6 MONTHS  1 YEAR   5 YEAR   10 YEAR
SAFECO RST Bond Portfolio             3.97%    3.73%    4.93%    6.59%
Lehman Government/Corporate Index     4.18%    4.32%    6.10%    7.84%

INVESTMENT VALUE
                    SAFECO RST
                  BOND PORTFOLIO:  LEHMAN G/C INDEX:
6/90                      $10,000            $10,000
7/90                      $10,124            $10,124
8/90                      $10,086             $9,978
9/90                      $10,105            $10,061
10/90                     $10,191            $10,194
11/90                     $10,315            $10,416
12/90                     $10,372            $10,573
1/91                      $10,444            $10,692
2/91                      $10,536            $10,783
3/91                      $10,608            $10,858
4/91                      $10,731            $10,983
5/91                      $10,814            $11,034
6/91                      $10,783            $11,022
7/91                      $10,916            $11,160
8/91                      $11,122            $11,417
9/91                      $11,287            $11,656
10/91                     $11,420            $11,760
11/91                     $11,523            $11,877
12/91                     $11,822            $12,278
1/92                      $11,745            $12,096
2/92                      $11,745            $12,160
3/92                      $11,669            $12,094
4/92                      $11,756            $12,166
5/92                      $11,953            $12,402
6/92                      $12,129            $12,584
7/92                      $12,413            $12,905
8/92                      $12,501            $13,021
9/92                      $12,753            $13,198
10/92                     $12,501            $12,997
11/92                     $12,424            $12,985
12/92                     $12,629            $13,209
1/93                      $12,909            $13,496
2/93                      $13,189            $13,776
3/93                      $13,259            $13,823
4/93                      $13,364            $13,929
5/93                      $13,341            $13,922
6/93                      $13,586            $14,238
7/93                      $13,644            $14,329
8/93                      $13,959            $14,658
9/93                      $14,041            $14,709
10/93                     $14,111            $14,769
11/93                     $13,889            $14,602
12/93                     $13,961            $14,666
1/94                      $14,161            $14,887
2/94                      $13,810            $14,563
3/94                      $13,521            $14,207
4/94                      $13,433            $14,089
5/94                      $13,433            $14,063
6/94                      $13,421            $14,030
7/94                      $13,584            $14,310
8/94                      $13,634            $14,316
9/94                      $13,509            $14,099
10/94                     $13,509            $14,084
11/94                     $13,496            $14,059
12/94                     $13,551            $14,151
1/95                      $13,737            $14,423
2/95                      $13,963            $14,757
3/95                      $14,043            $14,856
4/95                      $14,229            $15,064
5/95                      $14,760            $15,695
6/95                      $14,880            $15,820
7/95                      $14,774            $15,759
8/95                      $14,973            $15,961
9/95                      $15,132            $16,123
10/95                     $15,385            $16,360
11/95                     $15,690            $16,629
12/95                     $15,973            $16,874
1/96                      $16,016            $16,979
2/96                      $15,634            $16,619
3/96                      $15,479            $16,480
4/96                      $15,465            $16,367
5/96                      $15,493            $16,339
6/96                      $15,606            $16,557
7/96                      $15,648            $16,596
8/96                      $15,677            $16,555
9/96                      $15,832            $16,849
10/96                     $16,016            $17,242
11/96                     $16,213            $17,560
12/96                     $16,059            $17,364
1/97                      $16,104            $17,385
2/97                      $16,059            $17,421
3/97                      $15,865            $17,214
4/97                      $16,059            $17,466
5/97                      $16,179            $17,629
6/97                      $16,373            $17,841
7/97                      $16,836            $18,387
8/97                      $16,642            $18,180
9/97                      $16,911            $18,466
10/97                     $17,180            $18,762
11/97                     $17,195            $18,861
12/97                     $17,410            $19,059
1/98                      $17,710            $19,327
2/98                      $17,646            $19,288
3/98                      $17,694            $19,347
4/98                      $17,757            $19,445
5/98                      $17,978            $19,654
6/98                      $18,167            $19,854
7/98                      $18,151            $19,869
8/98                      $18,577            $20,258
9/98                      $19,066            $20,837
10/98                     $18,861            $20,690
11/98                     $18,892            $20,813
12/98                     $18,960            $20,864
1/99                      $19,060            $21,012
2/99                      $18,545            $20,513
3/99                      $18,611            $20,615
4/99                      $18,644            $20,666
5/99                      $18,378            $20,453
6/99                      $18,246            $20,389
7/99                      $18,179            $20,332
8/99                      $18,146            $20,316
9/99                      $18,329            $20,499
10/99                     $18,345            $20,552
11/99                     $18,329            $20,541
12/99                     $18,204            $20,416
1/00                      $18,186            $20,410
2/00                      $18,398            $20,666
3/00                      $18,645            $20,965
4/00                      $18,609            $20,862
5/00                      $18,574            $20,844
6/00                      $18,927            $21,269

Performance represents the performance of the Bond Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.
The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Lehman Gov't / Corp. Index is a representative total return benchmark for the Portfolio. Investment management fees have been applied to the calculation of Portfolio performance, but not to the index. If portfolio investment management fees had been applied to the index, the index values would have been lower.
Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Hughes
-------------------------------------------

Michael Hughes joined SAFECO as RST Bond Portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from University of Colorado in Boulder and holds an M.B.A. from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.
                                   HIGHLIGHTS
-------------------------------------------

                                    PERCENT OF
TEN LARGEST HOLDINGS                NET ASSETS
----------------------------------------------
U.S. Treasury Note, 7.50%, due
  11/15/16 ............................. 13.6%
FHLMC, 7.50%, due 1/01/30 ............... 13.2
FNMA, 5.125%, due 2/13/04 ................ 5.0
FNMA, 6.375%, due 6/15/09 ................ 3.1
FNMA, 0.00%, due 9/07/00 ................. 3.1
FNMA, 8.00%, due 4/01/30 ................. 2.9
WorldCom, Inc., 8.00%, due 5/15/06 ....... 2.6
Newcourt Credit, Inc., 6.875%,
  due 2/16/05 ............................ 2.5
FNMA, 8.00%, due 2/01/30 ................. 2.4
Ford Motor Credit Co., 7.375%,
  due 12/28/09 ........................... 2.4

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO CREDIT QUALITY
AS A PERCENTAGE OF NET ASSETS

AAA/U.S. Gov't/Agency  74%
AA                      6%
A                      18%
Cash and Other Assets   2%

JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
 BOND PORTFOLIO

 PRINCIPAL
  AMOUNT                                            VALUE
  (000'S)                                         (000'S)
---------------------------------------------------------

ASSET BACKED SECURITIES - 8.3%

ELECTRIC COMPANIES - 1.2%
      $ 485   ComEd Transitional Funding
              Trust 5.63%, due 6/25/09            $   447

FINANCIAL (DIVERSIFIED) - 7.0%
         15   Chevy Chase Auto
              Receivables Trust (Class A)
              6.60%, due 12/15/02                      15
        888   Citicorp Mortgage
              Securities, Inc.
              6.50%, due 6/25/29                      805
        360   CNH Equipment Trust
              7.34%, due 2/16/07                      360
        575   Fleet Credit Card Master Trust
              6.90%, due 4/16/07                      569
        835   Providian Master Trust
              7.49%, due 8/17/09                      843
                                                 --------
TOTAL ASSET BACKED SECURITIES                       3,039
                                                 --------

CORPORATE BONDS - 23.6%

BEVERAGES (ALCOHOLIC) - 2.0%
        730   Anheuser-Busch Cos., Inc.
              7.50%, due 3/15/12                      731

CANADIAN PROVINCES - 0.7%
        250   Manitoba (Province of)
              7.75%, due 2/01/02                      252

ELECTRIC COMPANIES - 1.5%
        545   Central Power & Light Co.
              7.50%, due 12/01/02                     544

FINANCIAL (DIVERSIFIED) - 6.8%
        895   Ford Motor Credit Co.
              7.375%, due 10/28/09                    866
        300   General Motors Acceptance Corp.
              5.95%, due 3/14/03                      289
        440   Hertz Corp.
              7.00%, due 7/01/04                      430
        950   Newcourt Credit Group, Inc.
              6.875%, due 2/16/05                     910

 PRINCIPAL
  AMOUNT                                            VALUE
  (000'S)                                         (000'S)
---------------------------------------------------------

INVESTMENT BANKING & BROKERAGE - 1.6%
      $ 600   Morgan Stanley Dean Witter Co.
              8.00%, due 6/15/10                  $   606

MANUFACTURING (DIVERSIFIED) - 1.7%
        675   Tyco International Group SA
              6.375%, due 6/15/05                     637

PUBLISHING (NEWSPAPERS) - 1.8%
        680   Times-Mirror Co.
              6.65%, due 10/15/01                     675

RETAIL (GENERAL MERCHANDISE) - 3.3%
        250   Dayton Hudson Corp.
              9.40%, due 2/15/01                      253
        310   Sears Roebuck & Co.
              6.25%, due 1/15/04                      299
        680   Wal-Mart Stores, Inc.
              6.15%, due 8/10/01                      673

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 4.2%
        543   TCI Communications, Inc.
              8.00%, due 8/01/05                      557
        960   Worldcom, Inc.
              8.00%, due 5/15/06                      971
                                                 --------
TOTAL CORPORATE BONDS                               8,693
                                                 --------

MORTGAGE BACKED SECURITIES - 37.2%

COLLATERAL MORTGAGE OBLIGATION (CMO) - 0.9%
        313   American Southwest Financial
              Securities Corp.
              Series 1995-C1 (Class A1B)
              7.40%, due 11/17/04                     313

FEDERAL HOME LOAN MORTGAGE CORP.
(FHLMC) - 14.8%
      4,921   7.50%, due 1/01/30                    4,856
        600   7.50%, due 10/01/29                     592

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS
                                                                  BOND PORTFOLIO

 PRINCIPAL
  AMOUNT                                            VALUE
  (000'S)                                         (000'S)
---------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA) - 16.9%
      $ 228   6.00%, due 1/01/29                  $   209
        900   6.00%, due 6/01/30                      824
        503   6.50%, due 1/01/15                      485
        736   7.00%, due 3/01/12                      724
        892   8.00%, due 2/01/30                      896
        727   8.00%, due 2/01/30                      730
        673   8.00%, due 2/15/29                      677
        253   8.00%, due 4/01/08                      254
      1,046   8.00%, due 4/01/30                    1,051
        356   9.50%, due 2/01/21                      370

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) - 4.6%
         47   6.00%, due 4/15/14                       45
        398   6.00%, due 8/15/13                      381
        880   7.00%, due 4/15/28                      856
        425   7.75%, due 10/15/29                     424
                                                 --------
TOTAL MORTGAGE BACKED SECURITIES                   13,687
                                                 --------

U.S. GOVERNMENT OBLIGATIONS - 28.0%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 3.0%
      1,135   Discount Note
              0.00%, due 9/07/00                    1,122

 PRINCIPAL
  AMOUNT                                            VALUE
  (000'S)                                         (000'S)
---------------------------------------------------------

U.S. FEDERAL AGENCY NOTES - 9.6%
     $1,955   5.125%, due 2/13/04                  $1,837
         95   6.00%, due 8/15/02                       93
      1,190   6.375%, due 6/15/09                   1,128
        500   6.875%, due 11/22/06                    484

U.S. TREASURY NOTES - 15.3%
        620   6.50%, due 10/15/06                     627
      4,455   7.50%, due 11/15/16                   5,017
                                                 --------
TOTAL U.S. GOVERNMENT OBLIGATIONS                  10,308
                                                 --------

CASH EQUIVALENTS - 2.0%

INVESTMENT COMPANIES
        728   AIM Short-Term Investments Co.
              Liquid Assets Money Market
              Portfolio (Institutional
              Shares)                                 728
                                                 --------
TOTAL CASH EQUIVALENTS                                728
                                                 --------
TOTAL INVESTMENTS - 99.1%                          36,455
Other Assets, less Liabilities                        342
                                                 --------
NET ASSETS                                        $36,797
                                                 --------
                                                 --------

                       SEE NOTES TO FINANCIAL STATEMENTS

                       REPORT FROM THE PORTFOLIO MANAGERS
                       SAFECO RST MONEY MARKET PORTFOLIO
                                 June 30, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The 12-month return of 5.23% for the SAFECO RST Money Market Portfolio was significantly higher than the 3.7% year-over-year increase in the Consumer Price Index.

   The portfolio continues to have relatively good performance for three reasons. One, our short average maturity (41 days at June 30) allows us to take advantage of increasing short-term rates. Two, we have a high percentage of floating rate notes which reset with higher interest rates. (At June 30, the portfolio held 38% floating rate notes, 13.8% of which are taxable municipal securities). And three, we purchase some higher-yielding tier-one eligible paper that has some tier 2 ratings. (All securities purchased for the Fund have at least two ratings in the top category giving the fund a Tier One status.)

   The portfolio currently has a "barbell" structure. Most of the cash is invested in short-term securities or floating rate notes under 60 days. About 10% of the portfolio is invested in issues maturing in greater than 180 days, locking in higher yields there. This has proved to be an effective strategy because short-term rates have risen rapidly--and because the market anticipates higher rates, thus paying the investor well for locking in yields up to 13 months.

   The average maturity of the Portfolio was no longer than 90 days at any point during the period and no individual investment had a maturity longer than 397 days. Assets were diversified among different industries so that no more than 25% of assets were invested in any one sector.
                             [PHOTO OF NAOMI URATA]
                             [PHOTO OF LESLEY FOX]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2000

                                   6 MONTHS  1 YEAR   5 YEAR   10 YEAR
SAFECO RST Money Market Portfolio     2.72%    5.23%    5.01%    4.69%

         INVESTMENT VALUE
SAFECO RST MONEY MARKET PORTFOLIO:
6/90                                $10,000
7/90                                $10,065
8/90                                $10,128
9/90                                $10,186
10/90                               $10,252
11/90                               $10,316
12/90                               $10,380
1/91                                $10,441
2/91                                $10,493
3/91                                $10,544
4/91                                $10,600
5/91                                $10,649
6/91                                $10,691
7/91                                $10,743
8/91                                $10,793
9/91                                $10,841
10/91                               $10,886
11/91                               $10,926
12/91                               $10,969
1/92                                $11,005
2/92                                $11,035
3/92                                $11,068
4/92                                $11,099
5/92                                $11,129
6/92                                $11,163
7/92                                $11,197
8/92                                $11,225
9/92                                $11,248
10/92                               $11,272
11/92                               $11,299
12/92                               $11,326
1/93                                $11,352
2/93                                $11,375
3/93                                $11,401
4/93                                $11,425
5/93                                $11,447
6/93                                $11,474
7/93                                $11,498
8/93                                $11,525
9/93                                $11,548
10/93                               $11,571
11/93                               $11,595
12/93                               $11,622
1/94                                $11,648
2/94                                $11,672
3/94                                $11,697
4/94                                $11,725
5/94                                $11,759
6/94                                $11,794
7/94                                $11,830
8/94                                $11,873
9/94                                $11,912
10/94                               $11,955
11/94                               $11,995
12/94                               $12,046
1/95                                $12,105
2/95                                $12,157
3/95                                $12,212
4/95                                $12,268
5/95                                $12,330
6/95                                $12,385
7/95                                $12,443
8/95                                $12,495
9/95                                $12,545
10/95                               $12,609
11/95                               $12,666
12/95                               $12,715
1/96                                $12,775
2/96                                $12,821
3/96                                $12,868
4/96                                $12,920
5/96                                $12,974
6/96                                $13,021
7/96                                $13,077
8/96                                $13,129
9/96                                $13,184
10/96                               $13,234
11/96                               $13,287
12/96                               $13,343
1/97                                $13,399
2/97                                $13,446
3/97                                $13,497
4/97                                $13,555
5/97                                $13,609
6/97                                $13,669
7/97                                $13,727
8/97                                $13,780
9/97                                $13,841
10/97                               $13,902
11/97                               $13,957
12/97                               $14,021
1/98                                $14,078
2/98                                $14,131
3/98                                $14,189
4/98                                $14,244
5/98                                $14,296
6/98                                $14,357
7/98                                $14,417
8/98                                $14,469
9/98                                $14,529
10/98                               $14,593
11/98                               $14,654
12/98                               $14,715
1/99                                $14,764
2/99                                $14,819
3/99                                $14,873
4/99                                $14,928
5/99                                $14,978
6/99                                $15,030
7/99                                $15,087
8/99                                $15,145
9/99                                $15,204
10/99                               $15,264
11/99                               $15,325
12/99                               $15,393
1/00                                $15,459
2/00                                $15,524
3/00                                $15,593
4/00                                $15,663
5/00                                $15,736
6/00                                $15,816

Performance represents the performance of the Money Market Portfolio but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.
Performance of the Portfolio assumes the reinvestment of all dividends.
The Money Market Portfolio seeks to maintain a $1.00 per share net asset value. Shares of the Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. There is no assurance that the Money Market Portfolio will maintain a stable $1.00 per share net asset value.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The Fed raised overnight interest rates from 6.00% to 6.50% at its May meeting but held steady in June. Although there is increasing uncertainty about the Fed's future actions, currently high one-year interest rates indicate that the market anticipates some rate increases. We will manage the fund accordingly.

Naomi Urata
-------------------------------------------

Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the Money Market Portfolio in August of 1994. She holds a Master in Management from Yale University and is a Chartered Financial Analyst.

Lesley Fox
-------------------------------------------

Lesley Fox joined SAFECO Asset Management in April 2000 and began soon thereafter serving as co-portfolio manager of the RST Money Market Portfolio. She spent the previous five years managing $3.5 billion in short-term funds for King County. Ms. Fox earned her MBA, Finance, at George Washington University

JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
 MONEY MARKET PORTFOLIO

 PRINCIPAL
  AMOUNT                                            VALUE
  (000'S)                                         (000'S)
---------------------------------------------------------
COMMERCIAL PAPER - 47.4%

ASSET BACKED SECURITIES - 5.4%
     $1,300   Moat Funding LLC
              6.56%, due 7/28/00               $    1,294

FINANCIAL (DIVERSIFIED) - 27.0%
      1,300   Apreco, Inc.
              6.56%, due 7/31/00                    1,293
      1,300   #Corporate Receivables Corp.
              (144A)
              6.54%, due 7/12/00                    1,298
      1,300   General Motors Acceptance
              Corp.
              6.55%, due 7/07/00                    1,299
      1,300   New Center Asset Trust
              6.78%, due 7/06/00                    1,299
      1,300   PHH Corporation
              6.77%, due 7/17/00                    1,297

INVESTMENT BANKING & BROKERAGE - 5.4%
      1,300   Salomon Smith Barney
              6.56%, due 8/03/00                    1,293

PHOTOGRAPHY/IMAGING - 5.4%
      1,300   Xerox Corp.
              6.74%, due 7/05/00                    1,300

TRUCKS & PARTS - 4.2%
      1,000   Cooperative Association of
              Tractor Dealers
              6.58%, due 7/19/00                      997
                                                ---------
TOTAL COMMERCIAL PAPER                             11,370
                                                ---------

CORPORATE BONDS - 37.7%

BANKS (MAJOR REGIONAL) - 5.8%
      1,400   MBNA Corp.
              7.22%, due 2/09/01                    1,402

BANKS (REGIONAL) - 5.8%
      1,365   PNC Funding Corp.
              9.875 %, due 3/01/01                  1,390

CONSUMER FINANCE - 4.2%
      1,000   Countrywide Funding Corp.
              7.32%, due 8/15/00                    1,001

 PRINCIPAL
  AMOUNT                                            VALUE
  (000'S)                                         (000'S)
---------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 3.5%
      $ 850   Heller Financial, Inc.
              5.48%, due 2/05/01                 $    844

HEALTH CARE (SPECIALIZED SERVICES) - 5.0%
      1,200   Everett Clinic
              6.72%, due 12/01/21
              Put Date 7/06/00                      1,200

INSURANCE (LIFE & HEALTH) - 5.4%
      1,300   First Allmerica Financial
              6.68%, due 8/05/04
              Put Date 8/05/00                      1,300

INVESTMENT BANKING & BROKERAGE - 7.9%
      1,000   #Goldman Sachs Group, Inc.
              (144A)
              6.935%, due 7/13/01                   1,000
        900   Morgan Stanley Dean Witter Co.
              6.90%, due 3/13/01
              Put Date 12/12/00                       900
                                                ---------
TOTAL CORPORATE BONDS                               9,037
                                                ---------

MUNICIPAL BONDS - 13.8%

HEALTH CARE (LONG-TERM CARE) - 5.4%
      1,300   Maryland Health and Higher
              Education Facilities Authority
              Revenue
              7.00%, due 1/01/28
              Put Date 7/05/00                      1,300

HOMEBUILDING - 4.2%
      1,000   Tenderfoot Seasonal Housing
              Facilities Revenue
              6.734%, due 7/01/35
              Put Date 7/06/00                      1,000

RETAIL (GENERAL MERCHANDISE) - 4.2%
      1,000   Racetrac Capital, LLC
              6.67%, due 4/01/18
              Put Date 7/05/00                      1,000
                                                ---------
TOTAL MUNICIPAL BONDS                               3,300
                                                ---------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS
 MONEY MARKET PORTFOLIO

 PRINCIPAL
  AMOUNT                                            VALUE
  (000'S)                                         (000'S)
---------------------------------------------------------
CASH EQUIVALENTS - 1.1%

INVESTMENT COMPANIES
      $ 267   AIM Short-Term Investments Co.
              Liquid Assets Money Market
              Portfolio (Institutional
              Shares)                            $    267
                                                ---------
TOTAL CASH EQUIVALENTS                                267
                                                ---------
TOTAL INVESTMENTS - 99.9%                          23,974
Other Assets, less Liabilities                         15
                                                ---------
NET ASSETS                                       $ 23,989
                                                ---------
                                                ---------

  If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.
  Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 6/30/00. These rates change periodically based on specified market rate or indices.
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $2,297,875 and the total value is 9.6% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                          SAFECO Resource Series Trust
                              As of June 30, 2000

                                  (Unaudited)

                                                                                                     PORTFOLIOS
(In Thousands,                        -------------------------------------------------------------------------
Except Per-Share Amounts)               EQUITY     GROWTH OPS     NORTHWEST     SMALL CO.       BOND       MMKT
---------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost                $441,927    $  387,790     $  77,132      $ 15,981     $36,818    $23,974
                                      ========    ==========     =========      ========     =======    =======
  Investments, at value
    Unaffiliated issuers              $595,906    $  378,539     $  98,975      $ 16,242     $36,455    $23,974
    Affiliated issuers                      --        18,515            --            --          --         --
                                      --------    ----------     ---------      --------     -------    -------
      Total investments at value       595,906       397,054        98,975        16,242      36,455     23,974
  Receivables:
    Dividends and interest                 254            25            10            17         373        176
    Investments sold                        --         2,751            --            --          --         --
    Due from affiliate                      --            --            --            26          --         --
                                      --------    ----------     ---------      --------     -------    -------
      Total assets                     596,160       399,830        98,985        16,285      36,828     24,150

LIABILITIES:
  Investment securities purchased           --           357           651         1,342          --         --
  Investment advisory fees                 388           254            61            11          23         15
  Dividends payable                         --            --            --            --          --        135
  Notes payable                            125           165            --            --          --         --
  Other                                     31            58            10                         8         11
                                      --------    ----------     ---------      --------     -------    -------
      Total liabilities                    544           834           722         1,353          31        161
                                      --------    ----------     ---------      --------     -------    -------
NET ASSETS                            $595,616    $  398,996     $  98,263      $ 14,932     $36,797    $23,989
                                      ========    ==========     =========      ========     =======    =======
Net Assets consist of:
  Accumulated net investment
    income (loss)                     $  2,090    $   (1,049)    $     (50)     $      1     $   875    $    --
  Accumulated net realized gain
    (loss) on investment
    transactions                        11,056        14,302           239          (882)     (1,949)        --
  Net unrealized appreciation
    (depreciation)                     153,979         9,265        21,843           261        (363)        --
  Paid in capital (par value
    $.001, unlimited shares
    authorized)                        428,491       376,478        76,231        15,552      38,234     23,989
                                      --------    ----------     ---------      --------     -------    -------
  Net assets                          $595,616    $  398,996     $  98,263      $ 14,932     $36,797    $23,989
                                      ========    ==========     =========      ========     =======    =======
TRUST SHARES OUTSTANDING                19,775        17,474         3,998         1,327       3,425     23,989
                                      ========    ==========     =========      ========     =======    =======
NET ASSET VALUE PER SHARE
  (Net assets divided by Trust
    shares outstanding)               $  30.12    $    22.83     $   24.58      $  11.26     $ 10.74    $  1.00
                                      ========    ==========     =========      ========     =======    =======

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                          SAFECO Resource Series Trust
                     For the six months ended June 30, 2000
                                  (Unaudited)

                                                                                                     PORTFOLIOS
                                         ----------------------------------------------------------------------
                                           EQUITY    GROWTH OPS    NORTHWEST    SMALL CO.      BOND        MMKT
(In Thousands)
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                              $  3,866    $      225    $     168    $     40     $   --    $     --
  Interest                                    612           208           89          30      1,038         805
                                         --------    ----------    ---------    --------     ------    --------
    Total investment income                 4,478           433          257          70      1,038         805
EXPENSES:
  Investment advisory fees                  2,230         1,373          277          62        111          84
  Legal and auditing fees                      12            10            9           9          9           9
  Custodian fees                               17            12            3           4          3           3
  Trustees fees                                 4             3            3           3          2           3
  Other                                       132            82           15           3         37          10
                                         --------    ----------    ---------    --------     ------    --------
    Total expenses before
     reimbursement                          2,395         1,480          307          81        162         109
  Expense reimbursement                        --            --           --         (12)        --          --
                                         --------    ----------    ---------    --------     ------    --------
    Total expenses after
     reimbursement                          2,395         1,480          307          69        162         109

NET INVESTMENT INCOME (LOSS)                2,083        (1,047)         (50)          1        876         696
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  NET REALIZED GAIN (LOSS) FROM:
    Investments in unaffiliated
     issuers                               11,054        10,565          239       1,398       (672)         --
    Investments in affiliated issuers          --         4,990           --          --         --          --
                                         --------    ----------    ---------    --------     ------    --------
      Total net realized gain (loss)       11,054        15,555          239       1,398       (672)         --

    Net change in unrealized
     appreciation (depreciation)          (32,671)      (10,945)       5,935      (1,592)       892          --
                                         --------    ----------    ---------    --------     ------    --------
NET GAIN (LOSS) ON INVESTMENTS            (21,617)        4,610        6,174        (194)       220          --
                                         --------    ----------    ---------    --------     ------    --------
  Net change in net assets resulting
    from operations                      $(19,534)   $    3,563    $   6,124    $   (193)    $1,096    $    696
                                         ========    ==========    =========    ========     ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                          SAFECO Resource Series Trust
                                  (Unaudited)

                                                                                      PORTFOLIOS
                                          ------------------------------------------------------
                                                              EQUITY                  GROWTH OPS
                                          --------------------------  --------------------------
                                             SIX-MONTH    YEAR ENDED     SIX-MONTH    YEAR ENDED
                                          PERIOD ENDED   DECEMBER 31  PERIOD ENDED   DECEMBER 31
(IN THOUSANDS)                            JUNE 30 2000          1999  JUNE 30 2000          1999
------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                $  2,083      $  5,055      $ (1,047)     $ (1,460)
  Net realized gain (loss) on investment
    transactions                              11,054        29,280        15,555        (1,256)
  Net change in unrealized appreciation
    (depreciation)                           (32,671)       20,195       (10,945)       17,800
                                            --------      --------      --------      --------
  Net change in net assets resulting
    from operations                          (19,534)       54,530         3,563        15,084

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                           --        (5,098)           --            --
  Net realized gain on investments                --       (29,266)           --            --
                                            --------      --------      --------      --------
    Total distributions                           --       (34,364)           --            --

NET TRUST SHARE TRANSACTIONS                 (31,928)       69,598        49,708       (25,766)
                                            --------      --------      --------      --------
TOTAL CHANGE IN NET ASSETS                   (51,462)       89,764        53,271       (10,682)

NET ASSETS AT BEGINNING OF PERIOD            647,078       557,314       345,725       356,407
                                            --------      --------      --------      --------
NET ASSETS AT END OF PERIOD                 $595,616      $647,078      $398,996      $345,725
                                            ========      ========      ========      ========
------------------------------------------------------------------------------------------------
OTHER INFORMATION
  INCREASE (DECREASE) IN FUND SHARES AND
    AMOUNTS
SHARES:
Sales                                          3,055         6,829         5,257         5,871
Reinvestments                                     --         1,108            --            --
Redemptions                                   (4,138)       (5,675)       (3,150)       (7,240)
                                            --------      --------      --------      --------
    Net Change                                (1,083)        2,262         2,107        (1,369)
AMOUNTS:
Sales                                       $ 90,965      $215,939      $122,458      $116,742
Reinvestments                                     --        34,364            --            --
Redemptions                                 (122,893)     (180,705)      (72,750)     (142,508)
                                            --------      --------      --------      --------
    Net Change                              $(31,928)     $ 69,598      $ 49,708      $(25,766)
                                            ========      ========      ========      ========

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                                  PORTFOLIOS
                                          ----------------------------------------------------------------------------------
                                                           NORTHWEST                   SMALL CO.                        BOND
                                          --------------------------  --------------------------  --------------------------
                                             SIX-MONTH    YEAR ENDED     SIX-MONTH    YEAR ENDED     SIX-MONTH    YEAR ENDED
                                          PERIOD ENDED   DECEMBER 31  PERIOD ENDED   DECEMBER 31  PERIOD ENDED   DECEMBER 31
                                          JUNE 30 2000          1999  JUNE 30 2000          1999  JUNE 30 2000          1999
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                $   (50)       $   (72)     $     1        $   (16)     $   876        $ 1,592
  Net realized gain (loss) on investment
    transactions                                239          3,868        1,398         (1,273)        (672)        (1,276)
  Net change in unrealized appreciation
    (depreciation)                            5,935         10,965       (1,592)         3,170          892         (1,542)
                                            -------        -------      -------        -------      -------        -------
  Net change in net assets resulting
    from operations                           6,124         14,761         (193)         1,881        1,096         (1,226)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                          --             --           --             --           --         (1,591)
  Net realized gain on investments               --         (2,987)          --             --           --            (13)
                                            -------        -------      -------        -------      -------        -------
    Total distributions                          --         (2,987)          --             --           --         (1,604)

NET TRUST SHARE TRANSACTIONS                 44,215         11,563        1,071            393        7,570            844
                                            -------        -------      -------        -------      -------        -------
TOTAL CHANGE IN NET ASSETS                   50,339         23,337          878          2,274        8,666         (1,986)

NET ASSETS AT BEGINNING OF PERIOD            47,924         24,587       14,054         11,780       28,131         30,117
                                            -------        -------      -------        -------      -------        -------
NET ASSETS AT END OF PERIOD                 $98,263        $47,924      $14,932        $14,054      $36,797        $28,131
                                            =======        =======      =======        =======      =======        =======
----------------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION
  INCREASE (DECREASE) IN FUND SHARES AND
    AMOUNTS
SHARES:
Sales                                         2,865            889          206            369        1,369            946
Reinvestments                                    --            132           --             --           --            155
Redemptions                                    (980)          (480)        (113)          (328)        (666)        (1,019)
                                            -------        -------      -------        -------      -------        -------
    Net Change                                1,885            541           93             41          703             82
AMOUNTS:
Sales                                       $67,026        $17,365      $ 2,348        $ 3,458      $14,539        $10,490
Reinvestments                                    --          2,987           --             --           --          1,604
Redemptions                                 (22,811)        (8,789)      (1,277)        (3,065)      (6,969)       (11,250)
                                            -------        -------      -------        -------      -------        -------
    Net Change                              $44,215        $11,563      $ 1,071        $   393      $ 7,570        $   844
                                            =======        =======      =======        =======      =======        =======

                                                          PORTFOLIOS
                                          --------------------------
                                                                MMKT
                                          --------------------------
                                             SIX-MONTH    YEAR ENDED
                                          PERIOD ENDED   DECEMBER 31
                                          JUNE 30 2000          1999
----------------------------------------  --------------------------
OPERATIONS:
Net investment income (loss)                $   696       $  1,254
  Net realized gain (loss) on investment
    transactions                                 --             --
  Net change in unrealized appreciation
    (depreciation)                               --             --
                                            -------       --------
  Net change in net assets resulting
    from operations                             696          1,254
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                        (696)        (1,254)
  Net realized gain on investments               --             --
                                            -------       --------
    Total distributions                        (696)        (1,254)
NET TRUST SHARE TRANSACTIONS                 (5,146)         1,512
                                            -------       --------
TOTAL CHANGE IN NET ASSETS                   (5,146)         1,512
NET ASSETS AT BEGINNING OF PERIOD            29,135         27,623
                                            -------       --------
NET ASSETS AT END OF PERIOD                 $23,989       $ 29,135
                                            =======       ========
----------------------------------------
OTHER INFORMATION
  INCREASE (DECREASE) IN FUND SHARES AND
    AMOUNTS
SHARES:
Sales                                        37,062         73,527
Reinvestments                                   569          1,363
Redemptions                                 (42,777)       (73,378)
                                            -------       --------
    Net Change                               (5,146)         1,512
AMOUNTS:
Sales                                       $37,062       $ 73,527
Reinvestments                                   569          1,363
Redemptions                                 (42,777)       (73,378)
                                            -------       --------
    Net Change                              $(5,146)      $  1,512
                                            =======       ========

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is comprised of the Equity, Growth Opportunities (GROWTH OPS) (Formerly the Growth Portfolio), Northwest, Small Company Value (SMALL Co.) (Formerly the Small Company Stock Portfolio), Bond and Money Market
(MMKT) Portfolios. Each of the six Portfolios has different investment objectives. Shares of the Trust Portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company (SAFECO) and other insurance companies.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
   ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
   SECURITY VALUATION. Equity securities in the Equity, Growth Opportunities, Northwest and Small Company Value Portfolios traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Fixed income securities in the Bond Portfolio are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in securities, quotations from securities dealers, market transactions in comparable securities and various relationships between securities in determining value. For the Money Market Portfolio, short-term securities purchased at par are valued at cost. Other short-term securities are valued at amortized cost. For all Portfolios, temporary investments in other mutual funds are valued at net asset value.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
   INCOME RECOGNITION. Interest is accrued on Portfolio investments daily. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date.
   DIVIDENDS TO SHAREHOLDERS. In the Equity, Growth Opportunities, Northwest, Small Company Value and Bond Portfolios, dividends to shareholders from net investment income and realized gains are recorded on the last business day of December each year. In the Money Market Portfolio, dividends to shareholders from net investment income are declared as of the close of each business day and payment is made as of the last business day of each month.
   FEDERAL INCOME TAX. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

3.  TRANSACTIONS WITH AFFILIATES
   INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Portfolios. For the Equity, Growth Opportunities, Northwest and Bond Portfolios, the fee is based on average daily net assets at annual rate of .74%. For the Small Company Value Portfolio, the fee is based on average daily net assets at an annual rate of .85%. For the Money Market Portfolio, the fee is based on average daily net assets at an annual rate of
 .65%.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolios may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates comparable to commercial bank interest rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $200 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at June 30, 2000
   AFFILIATE OWNERSHIP. At June 30, 2000, SAFECO owned over 87% of the outstanding shares of the Equity Portfolio, 76% of the outstanding shares of the Growth Opportunities Portfolio, and 100% of the outstanding shares in the Northwest, Small Company Value, Bond and Money Market Portfolios.
   EXPENSE REIMBURSEMENT. For the Equity, Growth Opportunities, Northwest, Bond and Money Market Portfolios, SAFECO Life Insurance Company has agreed to pay all the expenses of the Portfolios except for investment advisory fees if net assets of the Portfolio are below $20 million. For the Small Company Value Portfolio, SAFECO Asset Management Company pays all expenses other than investment advisory fees in excess of .10% of the Portfolio's average annual net assets. When net assets exceed $20 million, the Portfolio will be charged for all operating expenses.

4.  INVESTMENT TRANSACTIONS

                                                                                         PORTFOLIOS
                                         ----------------------------------------------------------
                                              EQUITY   GROWTH OPS   NORTHWEST   SMALL CO.      BOND
(In Thousands)
---------------------------------------------------------------------------------------------------
Purchases for the six-month period
  ended June 30, 2000 (including $7,043
  of U.S. Government and Agency
  Securities in the Bond Portfolio)      $   159,985  $   155,806  $   55,793  $    9,381  $ 23,070
                                         ===========  ===========  ==========  ==========  ========
Sales for the six-month period ended
  June 30, 2000 (including $8,927 of
  U.S. Government and Agency Securities
  in the Bond Portfolio)                 $   193,375  $   117,786  $   11,357  $    7,847  $ 14,975
                                         ===========  ===========  ==========  ==========  ========
---------------------------------------------------------------------------------------------------
Purchases and sales amounts exclude
  short-term investments which, at the
  time of purchase had a maturity of
  one year or less.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

            Unrealized appreciation (depreciation) at June 30, 2000

                                                                                       PORTFOLIOS
                                         --------------------------------------------------------
                                              EQUITY   GROWTH OPS   NORTHWEST   SMALL CO.    BOND
(In Thousands)
-------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation
  for investment securities in which
  there is an excess of value over cost  $   185,649  $    93,424  $   29,048  $    2,437  $  141
Aggregate gross unrealized depreciation
  for investment securities in which
  there is an excess of cost over value      (31,670)     (84,159)     (7,205)     (2,176)   (504)
                                         -----------  -----------  ----------  ----------  ------
Net unrealized appreciation
  (depreciation)                         $   153,979  $     9,265  $   21,843  $      261  $ (363)
                                         ===========  ===========  ==========  ==========  ======

5.  INVESTMENTS IN AFFILIATES
   Each of the companies is listed below because the Growth Opportunities Portfolio owned at least 5% of the company's voting securities during the six-month period ended June 30, 2000:

                                         SHARES AT                         SHARES AT             MARKET VALUE
                                         BEGINNING                            END OF                  JUNE 30
                                           OF YEAR  ADDITIONS  REDUCTIONS     PERIOD  DIVIDENDS          2000
(In Thousands)
-------------------------------------------------------------------------------------------------------------
Concepts Direct, Inc.                          435         60          --        495       None  $      4,921
Damark International, Inc.                     412         --          12        400       None         8,594
Open Plan Systems, Inc.                        332         --          --        332       None           622
Precision Auto Care                            609         --          57        552       None           380
Suburban Lodges of America                     735         --          --        735       None           930
TRM Copy Centers Corp.                         571         --          --        571       None         3,068
Nastech*                                       464         --         243        221       None            --
Polymedica*                                    649         --         160        489       None            --
                                                                                                 ------------
                                                                                                 $     18,515
                                                                                                 ============

*  Company was not an affiliate at the end of the period.

6.  CAPITAL LOSS CARRYFORWARD
   At December 31, 1999, these portfolios had the following amounts of accumulated net realized losses on investment transactions that represent capital loss carryforwards for federal income tax purposes, which expire as follows:

                                                   EXPIRATION
                                         AMOUNTS        DATES
(In Thousands)
-------------------------------------------------------------
Small Company Value Portfolio            $ 2,281    2006-2007
Bond Portfolio                             1,218         2007
Growth Opportunities Portfolio             1,203         2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

7.  FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   EQUITY PORTFOLIO

                                            SIX-MONTH
                                         PERIOD ENDED                      YEAR ENDED DECEMBER 31
                                              JUNE 30  ------------------------------------------
                                                 2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD   $      31.02  $   29.97  $   25.18  $   21.75  $   19.24

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.11       0.26       0.25       0.27       0.34
  Net realized and unrealized gain
    (loss) on investments                       (1.01)      2.53       6.02       5.13       4.43
                                         ------------  ---------  ---------  ---------  ---------
    Total from investment operations            (0.90)      2.79       6.27       5.40       4.77

LESS DISTRIBUTIONS:
  Dividends from net investment income             --      (0.26)     (0.25)     (0.27)     (0.34)
  Distributions from realized gains                --      (1.48)     (1.23)     (1.70)     (1.92)
                                         ------------  ---------  ---------  ---------  ---------
    Total distributions                            --      (1.74)     (1.48)     (1.97)     (2.26)
                                         ------------  ---------  ---------  ---------  ---------
NET ASSET VALUE AT END OF PERIOD         $      30.12  $   31.02  $   29.97  $   25.18  $   21.75
                                         ============  =========  =========  =========  =========
TOTAL RETURN                                   (2.90%)*     9.31%    24.89%     24.85%     24.79%
NET ASSETS AT END OF PERIOD (000'S
  OMITTED)                               $    595,616  $ 647,078  $ 557,314  $ 389,256  $ 263,067
RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.79%**     0.76%     0.78%      0.75%      0.72%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                            0.70%**     0.80%     0.96%      1.19%      1.72%
PORTFOLIO TURNOVER RATE                        54.53%**    32.47%    31.57%     41.75%     56.99%

--------------------------------------------------------------------------------

  *  Not Annualized
 **  Annualized

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

7.  FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   GROWTH OPPORTUNITIES PORTFOLIO

                                            SIX-MONTH
                                         PERIOD ENDED                      YEAR ENDED DECEMBER 31
                                              JUNE 30  ------------------------------------------
                                                 2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD   $      22.50  $   21.30  $   23.35  $   19.26  $   15.88

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  (0.06)     (0.09)     (0.10)     (0.04)     (0.03)
  Net realized and unrealized gain on
    investments                                  0.39       1.29       0.53       8.62       5.12
                                         ------------  ---------  ---------  ---------  ---------
    Total from investment operations             0.33       1.20       0.43       8.58       5.09

LESS DISTRIBUTIONS:
  Dividends from net investment income             --         --         --         --         --
  Distributions from realized gains                --         --      (2.38)     (4.49)     (1.71)
  Distributions from paid in capital               --         --      (0.10)        --         --
                                         ------------  ---------  ---------  ---------  ---------
    Total distributions                            --         --      (2.48)     (4.49)     (1.71)
                                         ------------  ---------  ---------  ---------  ---------
NET ASSET VALUE AT END OF PERIOD         $      22.83  $   22.50  $   21.30  $   23.35  $   19.26
                                         ============  =========  =========  =========  =========
TOTAL RETURN                                    1.47%*     5.63%      1.83%     44.55%     32.06%
NET ASSETS AT END OF PERIOD (000'S
  OMITTED)                               $    398,996  $ 345,725  $ 356,407  $ 240,400  $ 109,491
RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.79%**     0.78%     0.80%      0.77%      0.79%
RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                        (0.57%)**    (0.45%)    (0.48%)    (0.25%)    (0.28%)
PORTFOLIO TURNOVER RATE                        64.50%**    52.96%    46.13%     88.99%     75.58%

--------------------------------------------------------------------------------

  *  Not Annualized
 **  Annualized

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

7.  FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   NORTHWEST PORTFOLIO

                                            SIX-MONTH
                                         PERIOD ENDED                            YEAR ENDED DECEMBER 31
                                              JUNE 30    ----------------------------------------------
                                                 2000         1999       1998         1997         1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD   $      22.68    $   15.64  $   15.20    $   12.12    $   10.85

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  (0.01)       (0.02)     (0.05)        0.03         0.08
  Net realized and unrealized gain on
    investments                                  1.91         8.56       0.49         3.73         1.27
                                         ------------    ---------  ---------    ---------    ---------
    Total from investment operations             1.90         8.54       0.44         3.76         1.35

LESS DISTRIBUTIONS:
  Dividends from net investment income             --           --         --        (0.03)       (0.08)
  Distributions from realized gains                --        (1.50)        --        (0.65)          --
                                         ------------    ---------  ---------    ---------    ---------
    Total distributions                            --        (1.50)        --        (0.68)       (0.08)
                                         ------------    ---------  ---------    ---------    ---------
NET ASSET VALUE AT END OF PERIOD         $      24.58    $   22.68  $   15.64    $   15.20    $   12.12
                                         ============    =========  =========    =========    =========
TOTAL RETURN                                    8.38%*      54.62%      2.89%(A)    31.02%(A)    12.44%(A)
NET ASSETS AT END OF PERIOD (000'S
  OMITTED)                               $     98,263    $  47,924  $  24,587    $  19,795    $   9,541
RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.82%**      0.84%      0.96%        0.73%        0.70%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS ++                N/A          N/A      0.99%        0.94%        1.11%
RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                        (0.13%)**    (0.24%)    (0.32%)       0.27%        0.78%
PORTFOLIO TURNOVER RATE                        31.04%**     37.32%     46.99%       47.85%       52.20%

--------------------------------------------------------------------------------

 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
N/A  Not applicable as no fund expenses were reimbursed.
  *  Not Annualized
 **  Annualized

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

7.  FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   SMALL COMPANY VALUE PORTFOLIO

                                                                                   APRIL 30, 1997
                                            SIX-MONTH                            (COMMENCEMENT OF
                                         PERIOD ENDED                              OPERATIONS) TO
                                                         YEAR ENDED DECEMBER 31      DECEMBER 31,
                                                        -----------------------
                                              JUNE 30               -----------------------------
                                                 2000         1999         1998              1997
-------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD   $      11.39   $    9.87   $    12.33   $          10.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                     --       (0.01)       (0.03)              0.01
  Net realized and unrealized gain
    (loss) on investments                       (0.13)       1.53        (2.43)              2.83
                                         ------------   ---------   ----------   ----------------
    Total from investment operations            (0.13)       1.52        (2.46)              2.84

LESS DISTRIBUTIONS:
  Dividends from net investment income             --          --           --              (0.01)
  Distributions from realized gains                --          --           --              (0.50)
                                         ------------   ---------   ----------   ----------------
    Total distributions                            --          --           --              (0.51)
                                         ------------   ---------   ----------   ----------------
NET ASSET VALUE AT END OF PERIOD         $      11.26   $   11.39   $     9.87   $          12.33
                                         ============   =========   ==========   ================
TOTAL RETURN (A)                               (1.14%)*    15.40%      (19.95%)            28.40%*
NET ASSETS AT END OF PERIOD (000'S
  OMITTED)                               $     14,932   $  14,054   $   11,780   $         10,250
RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.96%**     0.95%        0.95%              0.95%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++               1.12%**     1.22%        1.15%              1.24%**
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                            0.02%**    (0.14%)      (0.32%)             0.19%**
PORTFOLIO TURNOVER RATE                       114.01%**   127.80%       92.14%             47.91%**

--------------------------------------------------------------------------------

 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown.
  *  Not Annualized
 **  Annualized

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

7.  FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   BOND PORTFOLIO

                                              SIX-MONTH
                                           PERIOD ENDED                                 YEAR ENDED DECEMBER 31
                                                JUNE 30   ----------------------------------------------------
                                                   2000         1999          1998          1997          1996
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD    $       10.33   $    11.41    $    11.04    $    10.75    $    11.31

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                            0.26         0.62          0.50          0.61          0.62
  Net realized and unrealized gain
    (loss) on investments                          0.15        (1.07)         0.49          0.29         (0.56)
                                          -------------   ----------    ----------    ----------    ----------
    Total from investment operations               0.41        (0.45)         0.99          0.90          0.06

LESS DISTRIBUTIONS:
  Dividends from net investment income               --        (0.62)        (0.50)        (0.61)        (0.62)
  Distributions from realized gains                  --        (0.01)        (0.12)           --            --
                                          -------------   ----------    ----------    ----------    ----------
    Total distributions                              --        (0.63)        (0.62)        (0.61)        (0.62)
                                          -------------   ----------    ----------    ----------    ----------
NET ASSET VALUE AT END OF PERIOD          $       10.74   $    10.33    $    11.41    $    11.04    $    10.75
                                          =============   ==========    ==========    ==========    ==========
TOTAL RETURN                                      3.97%*      (3.99%)        8.90%(A)      8.41%(A)      0.54%(A)
NET ASSETS AT END OF PERIOD (000'S
  OMITTED)                                $      36,797   $   28,131    $   30,117    $   17,881    $   15,991
RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.09%**      0.91%         0.83%         0.74%         0.73%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++                   N/A          N/A         0.98%         0.90%         0.87%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                              5.88%**      5.33%         5.50%         5.75%         5.64%
PORTFOLIO TURNOVER RATE                          96.59%**    147.40%       164.82%       151.43%       140.90%

--------------------------------------------------------------------------------

 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
N/A  Not applicable as no fund expenses were reimbursed.
  *  Not Annualized
 **  Annualized

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

7.  FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   MONEY MARKET PORTFOLIO

                                            SIX-MONTH
                                         PERIOD ENDED                              YEAR ENDED DECEMBER 31
                                              JUNE 30    ------------------------------------------------
                                                 2000         1999         1998         1997         1996
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD   $       1.00    $    1.00    $    1.00    $    1.00    $    1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.03         0.04         0.04         0.05         0.05

LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.03)       (0.04)       (0.04)       (0.05)       (0.05)
                                         ------------    ---------    ---------    ---------    ---------
NET ASSET VALUE AT END OF PERIOD         $       1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                         ============    =========    =========    =========    =========
TOTAL RETURN                                    2.72%*       4.63%        4.95%(A)     5.08%(A)     4.94%(A)
NET ASSETS AT END OF PERIOD (000'S
  OMITTED)                               $     23,989    $  29,135    $  27,623    $  17,757    $  12,493
RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.85%**      0.78%        0.81%        0.64%        0.62%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++                 N/A          N/A        0.89%        0.81%        0.90%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                            5.43%**      4.52%        4.87%        4.97%        4.86%

--------------------------------------------------------------------------------

 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
N/A  Not applicable as no fund expenses were reimbursed.
  *  Not Annualized
 **  Annualized

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

8.  SHAREHOLDER MEETING
   A joint special meeting of the Portfolios' shareholders was held on March 7, 2000, at which time the shareholders voted to approve changes to the Portfolios' fundamental investment policies. Shareholders also elected the Board of Trustees and ratified the selection of Ernst & Young LLP as independent auditors. The results of that meeting are presented below.

(In Thousands)

PROPOSAL                                                                         PORTFOLIOS     FOR  AGAINST  ABSTAIN
---------------------------------------------------------------------------------------------------------------------
Fundamental Investment Policies           Equity Portfolio                                   18,554     649    1,304
                                          Growth Opportunities Portfolio                     13,373     559    1,039
                                          Northwest Portfolio                                 2,117      59      140
                                          Small Company Value Portfolio                       1,134      23       87
                                          Bond Portfolio                                      2,359      88      269
                                          Money Market Portfolio                             22,283   1,007    4,018

Elect Boh A. Dickey                       All                                                67,166   1,895
Elect Barbara J. Dingfield                All                                                67,076   1,985
Elect David F. Hill                       All                                                67,161   1,900
Elect Richard W. Hubbard                  All                                                66,956   2,106
Elect Richard E. Lundgren                 All                                                67,149   1,913
Elect Larry L. Pinnt                      All                                                67,116   1,945
Elect John W. Schneider                   All                                                67,142   1,919

Selection of Ernst & Young LLP            All                                                66,466   1,281    1,314

                     SAFECO RESOURCE SERIES TRUST

                     BOARD OF TRUSTEES:
                     Boh A. Dickey, Chairman
                     Barbara J. Dingfield
                     David F. Hill
                     Richard W. Hubbard
                     Richard E. Lundgren
                     Larry L. Pinnt
                     John W. Schneider

                     OFFICERS:
                     David F. Hill, President
                     Ronald L. Spaulding
                       Vice President and Treasurer
                     David H. Longhurst
                       Vice President and Controller

                     INVESTMENT ADVISOR:
                     SAFECO Asset
                       Management Company

                     DISTRIBUTOR:
                     SAFECO Securities, Inc.

                     TRANSFER AGENT:
                     SAFECO Services Corporation

                     CUSTODIAN:
                     State Street Bank

                            [RE- Printed on Recycled Paper.
                            CY-
                            CLE
                            LOGO]

                     This report must be preceded or
                     accompanied by a current prospectus.

                     -Registered Trademark- A registered trademark of SAFECO Corporation.